Schedule of Investments
ARIZONA TAX-EXEMPT FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 91.2%
Arizona – 91.2%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/28	$400	$507
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	632
5.00%, 7/1/34	750	857
5.00%, 7/1/35	750	856
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,175
5.00%, 7/1/41	1,000	1,162
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/31	1,000	1,234
5.00%, 7/1/36	495	604
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/32	1,500	1,764
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	2,047
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/43	3,500	3,613
Arizona State IDA National Charter School Revenue Bonds, Equitable School Revolving Fund,
4.00%, 11/1/49	1,000	1,090
Arizona State Transportation Board Revenue GANS, Series A,
5.00%, 7/1/23	1,000	1,132
Gila County Revenue Refunding Obligations Bonds,
5.00%, 7/1/29	380	487
4.00%, 7/1/30	715	842
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	613
5.00%, 7/1/29	750	919
5.00%, 7/1/30	500	610
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2% continued
Arizona – 91.2%continued
5.00%, 7/1/31	$600	$730
Glendale Union School District No. 205 G.O. Unlimited Bonds, Series C,
3.00%, 7/1/20	1,225	1,236
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	870	956
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,058
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,332
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	347
5.00%, 7/1/32	250	314
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(1)	940	1,075
5.50%, 7/1/29(1)	485	559
5.50%, 7/1/30(1)	375	432
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,194
Maricopa County Elementary School District No. 68 Alhambra G.O. Unlimited Bonds, Series B (BAM Insured),
4.00%, 7/1/37	650	730
4.00%, 7/1/38	350	392
4.00%, 7/1/39	350	391

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2% continued
Arizona – 91.2%continued
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	$625	$771
5.00%, 7/1/36	1,175	1,445
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series B,
5.00%, 7/1/20	1,650	1,682
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
7/1/47(2)	1,000	1,221
7/1/50(2)	2,000	2,206
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,751
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,480
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,766
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
5.00%, 7/1/31	1,575	1,964
4.00%, 7/1/37	500	564
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/32	1,000	1,241
5.00%, 7/1/35	1,000	1,232
4.00%, 7/1/38	2,500	2,780
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	1,375	1,506
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2% continued
Arizona – 91.2%continued
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	$525	$656
5.00%, 7/1/29	650	807
5.00%, 7/1/31	500	616
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,
5.00%, 7/1/24	1,000	1,168
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C,
5.00%, 7/1/32	1,600	2,010
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,
4.00%, 7/1/28	1,000	1,062
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,886
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,085
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	1,335	1,693
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	478
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	767
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,132

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2% continued
Arizona – 91.2%continued
Mesa Utility System Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	$1,220	$1,291
Mesa Utility System Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	290	377
Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/21	1,000	1,058
5.00%, 7/1/22	675	739
5.00%, 7/1/23	1,000	1,132
Mohave County Lake Havasu Unified School District No. 1 , Project of 2019, Series B,
4.00%, 7/1/39	250	281
Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),
6/1/38(2)	2,000	2,514
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
3.00%, 7/1/49	2,000	1,986
4.00%, 7/1/49	2,000	2,224
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	4,000	4,894
Phoenix Civic Improvement Corp. Rental Car Facility Revenue Bonds, Series A,
5.00%, 7/1/33	2,515	3,133
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,000	1,142
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
4.00%, 7/1/28	1,000	1,113
Pima County COPS,
5.00%, 12/1/20	1,040	1,076
5.00%, 12/1/22	650	721
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2% continued
Arizona – 91.2%continued
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(3)	$1,350	$1,376
Pima County Sewer System Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(3)	1,000	1,057
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/25	620	712
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,136
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
3.00%, 7/1/21	420	431
5.00%, 7/1/26	1,685	2,062
Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured),
4.00%, 7/1/29	675	755
Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured),
5.00%, 7/1/28	175	211
Pinal County Revenue Obligations Pledged Revenue Bonds,
3.00%, 8/1/44	2,000	2,026
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,093
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	1,904
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,810
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project,
3.00%, 1/1/49	1,000	1,010

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 91.2% continued
Arizona – 91.2%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	$1,000	$1,258
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,293
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,508
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/33	1,125	1,449
Tucson Water Revenue Bonds,
3.00%, 7/1/34	615	646
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(3)	1,825	1,932
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,450	2,473
4.00%, 8/1/43	1,000	1,096
		124,911
Total Municipal Bonds
(Cost $119,492)		124,911

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(4) (5)	10,416,044	$10,416
Total Investment Companies
(Cost $10,416)		10,416

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 4.0%
Arizona Board of Regents State University System Variable Revenue Refunding Bonds, Series B, 1.15%, 1/10/20(6) (7) (8)	$1,000	$1,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.0% continued
Arizona IDA Hospital Variable Revenue Refunding Bonds, Phoenix Children's Hospital (Bank of America N.A. LOC), 1.26%, 1/3/20(6) (7) (8)	$1,300	$1,300
Arizona State Refunding COPS, 5.00%, 9/1/20	650	666
Arizona State School District COPS TANS, 2.00%, 7/28/20	1,500	1,507
Maricopa County IDA Variable Revenue Bonds, Banner Health Obligation Group, 1.21%, 1/10/20(6) (7) (8)	1,000	1,000
Total Short-Term Investments
(Cost $5,473)		5,473

Total Investments – 102.8%
(Cost $135,381)		140,800
Liabilities less Other Assets – (2.8%)		(3,895)
NET ASSETS – 100.0%		$136,905

(1)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(2)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(3)	Maturity date represents the prerefunded date.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2019 is disclosed.
(6)	Maturity date represents the puttable date.
(7)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(8)	Variable rate security. Rate as of December 31, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

IDA - Industrial Development Authority

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
LOC - Letter of Credit

TANS - Tax Anticipation Notes
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.6%
AA	69.2
A	16.0
A1 (Short Term)	1.8
Cash Equivalents	7.4
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
General	22.4%
INDUSTRY SECTOR	% OF INVESTMENTS
Higher Education	12.4%
Medical	11.2
School District	26.1
Short-Term Investments	7.4
All other sectors less than 5%	20.5
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$124,911	$—	$124,911
Investment Companies	10,416	—	—	10,416
Short-Term Investments	—	5,473	—	5,473
Total Investments	$10,416	$130,384	$—	$140,800

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,375	$89,594	$89,553	$121	$10,416	10,416,044
NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 97.4%
California – 97.4%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$948
Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	4,000	4,832
Alameda Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,950	4,010
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,178
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,250
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	2,079
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/44	2,000	2,485
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds,
2.00%, 4/1/24(1) (2) (3)	7,620	7,842
2.13%, 4/1/25(1) (2) (3)	16,700	17,380
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(1) (2) (3)	5,800	6,232
2.95%, 4/1/26(1) (2) (3)	19,975	21,691
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series E,
2.00%, 4/1/21(1) (2) (3)	565	569
California Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,999
4.00%, 11/1/49	1,900	2,084
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	$1,000	$1,144
California Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,247
California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,
5.00%, 7/1/43	1,000	1,137
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,207
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,980
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	2,000	3,066
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,495
5.25%, 11/1/40	8,500	8,792
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured),
5.38%, 6/1/26	2,220	2,260
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,845	2,282
5.00%, 10/1/27	3,850	4,898
5.00%, 8/1/28	4,000	5,035
5.00%, 10/1/28	3,000	3,882
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	2,000	2,469
5.00%, 8/1/28	7,000	8,617
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,189

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	$3,500	$4,236
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	3,242
5.00%, 11/1/28	1,000	1,265
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,435
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	305
California State Health Facilities Financing Authority Revenue Refunding Bonds, Children's Hospital of Orange County,
5.00%, 11/1/28	700	910
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2) (3)	2,450	2,548
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	3,039
5.00%, 11/15/46	3,000	3,537
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	550	672
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,488	3,480
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,771
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	$1,500	$1,793
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,030
California State University Revenue Bonds, Series A,
5.00%, 11/1/31	2,670	3,518
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	2,600	2,841
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	2,500	2,575
5.00%, 10/1/23	500	573
5.00%, 5/1/24	1,450	1,692
5.00%, 11/1/28	4,000	5,061
5.25%, 3/1/30	1,500	1,510
5.25%, 10/1/39	1,500	1,815
California State Various Purpose G.O. Unlimited Bonds, Bidding Group,
5.00%, 9/1/28	5,000	6,167
California Statewide Communities Development Authority Revenue Bonds, Viamonte Senior Living Project (California Mortgage Insured),
3.00%, 7/1/26	5,500	5,591
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	1,000	1,171
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	1,092
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	823

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County,
5.00%, 8/1/43	$1,125	$1,265
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,620
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(5)	9,940	9,500
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,228
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(5)	2,150	2,150
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(4)	1,500	1,606
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,947
Kentfield School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/43	2,000	2,317
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,323
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,592
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,586
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008,
3.00%, 8/1/38	3,270	3,400
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	$70	$70
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	3,600	3,705
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,043
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	2,017
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	4,232
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	3,185
5.00%, 12/1/31	2,000	2,407
Los Angeles County TRANS,
5.00%, 6/30/20	5,200	5,303
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/23	500	562
5.00%, 5/15/24	500	578
5.00%, 5/15/30	1,465	1,841
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,518
5.00%, 5/15/44	1,500	1,821
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	9,215
5.00%, 5/15/28	7,630	9,629
5.00%, 5/15/29	1,000	1,254

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	$640	$768
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.25%, 5/15/29	3,000	3,048
5.00%, 5/15/40	3,500	3,550
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/49	1,000	1,244
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/49	2,500	3,110
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	2,278
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	8,058
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
4.00%, 7/1/24	1,930	2,177
4.00%, 7/1/25	3,000	3,460
5.00%, 7/1/29	1,500	1,892
5.00%, 7/1/30	190	239
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/24	5,860	6,867
5.00%, 7/1/26	5,440	6,721
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,270
Los Angeles Wastewater System Revenue, Subseries A, Green Bond,
5.00%, 6/1/38	1,100	1,367
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	$2,000	$2,021
Marin County COPS, Prerefunded,
3.00%, 8/1/20(4)	1,595	1,614
4.00%, 8/1/20(4)	1,140	1,160
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	6,650	7,249
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(4)	2,000	2,143
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,809
5.00%, 10/1/27	1,130	1,369
5.00%, 10/1/28	2,770	3,351
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,150	2,793
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/22	1,445	1,601
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,218
5.00%, 10/1/28	670	813
Mount San Antonio Community College District G.O. Unlimited Bonds, Election of 2018, Series A,
5.00%, 8/1/44	1,900	2,390
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,686
3.00%, 8/1/40	2,325	2,361
3.00%, 8/1/41	2,590	2,619
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	1,979

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	$1,185	$1,427
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/31	3,620	4,381
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,000	2,187
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	823
5.00%, 8/1/24	600	701
Orange County Local Transportation Authority Sales TRB,
5.00%, 2/15/33	3,000	3,896
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018,
5.00%, 8/1/42	3,000	3,551
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	2,027
Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/43	4,220	4,671
4.00%, 8/1/46	5,950	6,548
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,216
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(5)	3,280	3,257
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,461
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	$600	$708
5.00%, 11/1/25	1,000	1,210
5.00%, 11/1/26	750	928
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(4)	150	173
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Unrefunded Balance,
5.25%, 11/1/24	650	753
Riverside County TRANS,
5.00%, 6/30/20	1,500	1,530
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,963
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	2,500	3,197
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	704
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	725
5.00%, 7/1/31	500	632
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	873
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,529
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
5.00%, 11/15/26	1,000	1,210

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	$850	$1,059
5.00%, 7/1/37	1,000	1,213
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,253
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	3,380	4,095
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,969
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,
5.00%, 8/1/31	2,000	2,656
San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	2,000	2,030
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	3,000	3,673
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
4.00%, 5/1/50	3,500	3,862
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,
5.00%, 5/1/25	1,000	1,181
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,195
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,747
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/32	$1,375	$1,738
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,569
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	2,663
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,391
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,228
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.75%, 3/1/21(4)	2,000	2,111
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,495	1,614
San Jose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/31	3,700	4,855
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/21(4)	830	883
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 8/1/23	170	181
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	2,065

NORTHERN FUNDS QUARTERLY REPORT     11    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, Prerefunded,
4.50%, 7/1/20(4)	$2,000	$2,036
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, Prerefunded,
5.00%, 7/1/20(4)	5,540	5,654
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	1,015
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,145	1,361
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,189
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	2,000	2,151
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,460
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	1,000	1,063
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,240
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	4,794
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	732
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/43	1,050	1,284
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.4% continued
California – 97.4%continued
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	$1,220	$1,382
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/48	1,500	1,827
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	1,600	1,929
University of California Revenue Refunding General Bonds, Series BB,
5.00%, 5/15/40	1,390	1,751
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,221
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,552
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,650
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	1,000	1,209
		507,122
Total Municipal Bonds
(Cost $488,040)		507,122

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(6) (7)	7,333,792	$7,334
Total Investment Companies
(Cost $7,334)		7,334

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
San Diego Housing Authority MFH Variable Revenue Bond, Park & Market Apartments (Bank of Tokyo-Mitsubishi UFJ LOC), 1.03%, 1/10/20(1) (3) (8)	$1,000	$1,000
	Total Short-Term Investments
	(Cost $1,000)	1,000

	Total Investments – 99.0%
	(Cost $496,374)	515,456
	Other Assets less Liabilities – 1.0%	4,962
	NET ASSETS – 100.0%	$520,418

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2019 is disclosed.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	1.4%
AA	81.5
A	11.8
A1+ (Short Term)	1.3
BBB	0.8
Not Rated	1.8
Cash Equivalents	1.4
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	9.7%
General	15.0
General Obligation	18.4
Higher Education	6.0
School District	21.9
Transportation	14.3
All other sectors less than 5%	14.7
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     13    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2019 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$507,122	$—	$507,122
Investment Companies	7,334	—	—	7,334
Short-Term Investments	—	1,000	—	1,000
Total Investments	$7,334	$508,122	$—	$515,456

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$36,915	$146,706	$176,287	$312	$7,334	7,333,792
TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 89.7%
California – 89.7%
Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$1,000	$1,208
Alameda Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,000	3,046
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	1,090
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(1) (2) (3)	1,500	1,612
2.95%, 4/1/26(1) (2) (3)	5,500	5,973
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/49	1,000	1,238
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,816
California Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	1,097
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,000	1,144
California Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,222
California State Construction G.O. Unlimited Bonds,
3.00%, 10/1/49	1,000	1,020
California State Educational Facilities Authority Revenue Bonds, Series U-6, Stanford University,
5.00%, 5/1/45	3,000	4,480
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	1,500	2,299
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California – 89.7%continued
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/25	$1,500	$1,797
5.00%, 10/1/28	3,000	3,882
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	2,974
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	500	605
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/46	1,000	1,179
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	757
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(1) (2) (3)	3,500	3,508
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,219
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,195
5.00%, 5/15/43	1,000	1,184
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/21	250	268
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	1,000	1,093
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	4,000	4,121
5.25%, 3/1/30	3,500	3,524
5.50%, 3/1/40	2,865	2,885

NORTHERN FUNDS QUARTERLY REPORT     15    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California – 89.7%continued
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	$550	$559
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	570	667
6.00%, 8/1/23(4)	1,000	1,179
Compton Unified School District G.O. Unlimited Bonds, Series B (BAM Insured),
4.00%, 6/1/49	1,675	1,840
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	1,115
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	558
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,597
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(4)	3,500	3,748
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,768
Lancaster Financing Authority Revenue Bonds, Measure M & R Street Improvements Project,
4.00%, 6/1/49	2,830	3,165
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008,
3.00%, 8/1/47	2,500	2,533
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	1,400	1,441
Los Angeles County TRANS,
5.00%, 6/30/20	1,200	1,224
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California – 89.7%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	$1,000	$1,250
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	607
Los Angeles Department of Airports Private Activity Senior Revenue Bonds (AMT),
5.00%, 5/15/21	2,000	2,102
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	5,016
5.00%, 5/15/31	5,000	6,198
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/49	1,000	1,244
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/21	1,410	1,493
5.00%, 7/1/24	3,000	3,516
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	1,010
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,775
Marin County COPS, Prerefunded,
4.25%, 8/1/20(4)	1,575	1,605
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	1,000	1,101
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	395	437
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(4)	600	643

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California – 89.7%continued
5.50%, 9/1/21(4)	$2,500	$2,690
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,459
Mount San Antonio Community College District G.O. Unlimited Bonds, Election of 2018, Series A,
5.00%, 8/1/44	1,000	1,258
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	10,000	7,461
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,000	2,187
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
3.00%, 8/1/31	2,435	2,598
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	6,916
Riverside County Teeter Obligation Revenue Notes, Series A,
1.38%, 10/22/20	1,500	1,505
Riverside County TRANS,
5.00%, 6/30/20	1,000	1,020
Riverside Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/43	2,330	2,882
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No.1 of Marin County,
5.00%, 1/1/36	275	320
5.00%, 1/1/37	215	250
Sacramento Assessment Revenue Special Assessment Bonds, Convention Center Ballroom,
3.00%, 6/1/50	1,000	987
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	62
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California – 89.7%continued
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	$1,000	$1,006
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	1,175	1,424
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	1,000	1,224
5.00%, 5/1/42	1,500	1,770
5.00%, 5/1/49	1,000	1,200
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,206
4.00%, 5/1/50	1,500	1,655
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,
5.00%, 5/1/25	1,000	1,181
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,061
San Francisco City & County G.O. Unlimited Bonds, Series D,
5.00%, 6/15/23	950	1,045
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,615
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.25%, 3/1/21(4)	2,075	2,178
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,643
Santa Ana College Improvement District No. 1 Rancho Santiago Community College District G.O. Unlimited Bonds,
3.00%, 8/1/39	2,130	2,182

NORTHERN FUNDS QUARTERLY REPORT     17    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.7% continued
California – 89.7%continued
Santa Ana Gas Tax Revenue Refunding Bonds,
4.00%, 1/1/21	$955	$984
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,282
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/49	2,475	2,498
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	594
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	2,025	2,178
Simi Valley Unified School District G.O. Unlimited Bonds, Series B,
4.00%, 8/1/48	2,130	2,369
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured),
5.00%, 9/1/32	500	645
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	3,014
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	430	487
Walnut Energy Center Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/35	1,275	1,275
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	2,000	2,006
		177,144
Total Municipal Bonds
(Cost $166,557)		177,144

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(6) (7)	3,282,314	$3,282
Total Investment Companies
(Cost $3,282)		3,282

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 7.6%
California Public Finance Authority Variable Revenue Bonds, Series B, Sharp Healthcare (Barclays Bank PLC LOC), 0.92%, 1/3/20(1) (3) (8)	$1,000	$1,000
California State Infrastructure & Economic Development Bank Revenue Bonds, Clean Water State, Green Bonds, 5.00%, 10/1/20	1,975	2,035
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Various Capital Project, 5.00%, 4/1/20	500	505
California State Public Works Board Lease Revenue Refunding Bonds, Series F, 5.00%, 5/1/20	610	618
California State University Institute, 1.28%, 1/7/20	1,230	1,230
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 6/1/20	500	508
San Diego Housing Authority MFH Variable Revenue Bond, Park & Market Apartments (Bank of Tokyo-Mitsubishi UFJ LOC), 1.03%, 1/10/20(1) (3) (8)	500	500

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.6% continued
San Diego Unified School District TRANS, Series A, 5.00%, 6/30/20	$4,600	$4,690
State of California Department of Water Resources, 1.03%, 1/28/20	4,000	4,000
Total Short-Term Investments
(Cost $15,083)		15,086

Total Investments – 99.0%
(Cost $184,922)		195,512
Other Assets less Liabilities – 1.0%		1,960
NET ASSETS – 100.0%		$197,472

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2019 is disclosed.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

HFA - Housing Finance Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

PLC - Public Limited Company

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	8.2%
AA	64.1
A	15.8
A1+ (Short Term)	3.6
A1 (Short Term)	0.8
BBB	1.8
Not Rated	4.0
Cash Equivalents	1.7
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	12.0%
General	11.3
General Obligation	20.4
Higher Education	7.1
School District	24.0
All other sectors less than 5%	25.2
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     19    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued	December 31, 2019 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$177,144	$—	$177,144
Investment Companies	3,282	—	—	3,282
Short-Term Investments	—	15,086	—	15,086
Total Investments	$3,282	$192,230	$—	$195,512

(1)	Classifications as defined in the Schedule of Investments.
Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,927	$124,123	$132,768	$206	$3,282	3,282,314
TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD MUNICIPAL FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.9%
Alabama – 1.9%
Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded,
6.00%, 10/1/20(1)	$5,000	$5,181
Hoover IDB Environmental Improvement Revenue Bonds, United States Steel Corp. (AMT),
5.75%, 10/1/49	1,000	1,096
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	3,000	4,141
		10,418
Arizona – 5.4%
Arizona IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa & Red Rock Campus Projects,
5.00%, 7/15/49	1,675	1,825
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(2) (3)	2,000	2,264
Arizona State IDA Education Revenue Bonds, Christian University Project,
5.63%, 10/1/49(2)	700	699
Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	1,000	990
5.00%, 7/1/49	1,000	1,048
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,564
5.00%, 2/15/46	3,500	3,843
Maricopa County Pollution Control Corp. Pollution Control Variable Revenue Refunding Bonds, Series A, Public Service of Palo Verde,
6.25%, 1/1/38	4,000	4,055
Phoenix Civic Airport Improvement Corp. Revenue Bonds, Junior Lien Airport, Series B (AMT),
4.00%, 7/1/44	2,000	2,203
5.00%, 7/1/49	1,000	1,198
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Arizona – 5.4%continued
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/41	$1,200	$1,318
5.00%, 7/1/46	2,650	2,894
Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	1,144
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	3,000	4,008
Tempe Industrial Development Authority Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,000	1,102
		30,155
California – 12.8%
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(2)	3,000	3,390
California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	3,000	3,330
California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,
5.00%, 7/1/44	560	591
5.00%, 7/1/54(2)	500	523
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/49	2,000	2,369
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	5,000	7,665
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,394

NORTHERN FUNDS QUARTERLY REPORT     21    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California – 12.8%continued
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded,
6.13%, 6/1/20(1)	$2,000	$2,043
6.25%, 6/1/20(1)	1,000	1,022
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/48	510	577
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	4,000	4,669
5.00%, 12/31/47	1,000	1,162
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc. Project,
4.00%, 7/15/29	3,000	3,410
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/48	5,000	5,892
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39	3,000	2,854
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,182
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(2) (3)	5,000	5,531
California State Statewide Communities Development Authority College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,956
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
California – 12.8%continued
California State Statewide Communities Development Authority Student Housing Revenue Bonds, University of California, Irvine Campus,
5.00%, 5/15/42	$4,050	$4,718
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded,
7.25%, 11/1/21(1)	2,000	2,226
California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	591
5.00%, 11/1/41	1,000	1,156
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,
5.00%, 6/1/47	5,000	5,169
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	4,800
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities,
5.00%, 6/1/48	1,500	1,772
		71,992
Colorado – 3.1%
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,605
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/51	3,000	3,278
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A-1, Commonspirit Health,
4.00%, 8/1/49	5,000	5,316
Metropolitan District No. 2 G.O. Limited Bonds, Series A,
5.00%, 12/1/49	1,000	1,071

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Colorado – 3.1%continued
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	$3,000	$3,169
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,060
		17,499
Connecticut – 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/1/49	1,500	1,596
Hamden Revenue Refunding Bonds, Whitney Center Project,
5.00%, 1/1/50	1,000	1,075
		2,671
Delaware – 0.4%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,045
District of Columbia – 2.2%
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 3/1/28	1,135	1,450
District of Columbia Revenue Bonds,
5.00%, 7/1/49	2,550	3,004
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	5,331
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/40	2,000	2,440
		12,225
Florida – 5.9%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,
4.00%, 12/1/49	2,000	2,181
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Florida – 5.9%continued
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	$2,850	$2,912
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	3,161
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,317
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(4) (5) (6)	4,000	3,815
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc. Project,
5.00%, 5/1/29	1,500	1,660
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/49	2,000	2,343
Miami-Dade County Refunding G.O. Unlimited Bonds, Series A,
5.00%, 7/1/37	5,000	5,932
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(2)	1,500	1,525
Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,
4.00%, 8/15/49	1,500	1,643
Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(2)	1,750	1,957
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	2,110	2,451

NORTHERN FUNDS QUARTERLY REPORT     23    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Florida – 5.9%continued
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(7)	$143	$90
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	1,112
		33,099
Georgia – 2.5%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1,Georgia Proton Treatment Center,
6.75%, 1/1/35	5,000	5,272
DeKalb County Housing Authority Senior Living Revenue Refunding Bonds, Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc. Project,
5.13%, 1/1/49	1,000	969
Forsyth County Water & Sewerage Authority Revenue Refunding Bonds,
3.00%, 4/1/49	1,000	1,018
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	5,451
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,524
		14,234
Illinois – 7.8%
Chicago Board of Education G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/27	500	540
5.00%, 12/1/30	1,000	1,181
Chicago O'Hare International Airport Revenue General Revenue Bonds, Series B, Senior Lien,
5.00%, 1/1/48	5,000	6,012
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/29	2,500	2,936
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Illinois – 7.8%continued
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
5.00%, 1/1/44	$5,000	$5,700
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45	1,500	1,470
Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,
5.00%, 9/1/40	2,000	2,331
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,250
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network,
5.00%, 2/15/36	5,000	5,928
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project),
5.00%, 2/15/47	5,000	5,596
Illinois State Housing Development Authority Revenue Bonds,
4.13%, 10/1/38	2,000	2,194
Illinois State Housing Development Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
2.80%, 10/1/34	1,000	1,022
Metropolitan Pier and Exposition Authority Revenue Refunding Bonds, Mccormick Place Expansion Project,
6/15/50(8)	1,000	1,151
Railsplitter Tobacco Settlement Authority Revenue Bonds, Prerefunded,
5.50%, 6/1/21(1)	1,000	1,061
6.00%, 6/1/21(1)	2,000	2,137
University of Illinois Revenue Refunding Bonds, Series A,
5.00%, 4/1/27	2,665	3,177
		43,686

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Indiana – 2.4%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	$3,000	$3,266
6.38%, 9/15/41	2,000	2,173
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	3,000	3,028
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Indianapolis Airport (AMT),
5.00%, 1/1/29	2,000	2,495
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(1)	2,500	2,777
		13,739
Iowa – 0.8%
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	4,458
Kansas – 0.2%
Wichita Health Care Facilties Revenue Refunding Bonds, Presbyterian Manors,
5.00%, 5/15/50	1,000	1,081
Kentucky – 1.3%
Ashland Medical Center Revenue Refunding Bonds, Ashland Hospital Corp. D/B/A King's Daughters Medical Center,
4.00%, 2/1/38	150	160
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,806
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,814
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Kentucky – 1.3%continued
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,
5.00%, 6/1/45	$1,500	$1,685
		7,465
Louisiana – 3.1%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/39	2,000	2,349
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/46	1,000	1,144
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(1)	50	61
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,
4.00%, 11/1/44	1,000	1,012
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,058
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,078
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,341
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	5,000	5,586

NORTHERN FUNDS QUARTERLY REPORT     25    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Louisiana – 3.1%continued
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	$1,610	$1,613
		17,242
Maine – 1.0%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,350
Maryland – 1.0%
Baltimore Special Obligation Tax Allocation Refunding Bonds, Senior Lien, Harbor Point,
3.63%, 6/1/46	1,750	1,758
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,690
6.13%, 1/1/36	2,000	2,165
		5,613
Massachusetts – 2.5%
Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	1,250	1,332
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center, Green Bonds,
5.00%, 7/1/44	2,000	2,240
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	5,665
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 1/1/49	4,000	4,877
		14,114
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Michigan – 3.0%
Grand Rapids Economic Development Corp. Senior Community Revenue Refunding Bonds, Clark Retirement Community,
5.50%, 4/1/39	$1,000	$992
Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,
5.00%, 7/1/30	2,000	2,299
Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT), I-75 Improvement Project,
5.00%, 6/30/48	5,000	5,838
Michigan State Strategic Fund Limited Obligation Revenue Bonds, Holland Home,
5.00%, 11/15/42	2,500	2,750
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	5,063
		16,942
Minnesota – 1.2%
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	4,000	5,059
Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,
5.00%, 8/1/49	500	549
5.00%, 8/1/54	1,000	1,096
		6,704
Mississippi – 0.6%
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	1,002
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,566
		3,568

TAX-EXEMPT FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Missouri – 0.9%
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	$1,145	$1,359
5.00%, 9/1/34	1,315	1,549
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Luthreran Senior Services Project,
4.00%, 2/1/48	2,000	2,086
		4,994
Nebraska – 0.5%
Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 9/1/42	2,000	2,731
Nevada – 0.1%
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	550	563
New Jersey – 3.0%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,665	1,782
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
4.00%, 6/15/49	2,250	2,335
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,288
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/45	2,250	2,474
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.25%, 6/1/46	7,070	8,193
		17,072
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
New Mexico – 0.6%
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	$3,000	$3,366
New York – 3.6%
Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,
5.75%, 2/1/49	1,000	1,062
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc. Laguardia Airport Terminals,
5.00%, 1/1/36	5,000	5,946
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.25%, 1/1/50	5,000	5,601
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/31	5,000	5,217
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),
4.00%, 11/1/59	1,500	1,636
Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,
5.00%, 10/15/49	640	710
		20,172
North Carolina – 0.5%
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	1,000	1,135
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway,
5.00%, 1/1/49	1,500	1,798
		2,933

NORTHERN FUNDS QUARTERLY REPORT     27    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Ohio – 2.5%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20(1)	$4,000	$4,188
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc.,
5.13%, 12/1/49	1,000	1,000
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(2)	2,000	2,207
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	2,000	2,159
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21(9)	4,000	4,351
		13,905
Oklahoma – 1.6%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	5,000	5,386
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project,
5.00%, 8/1/49	3,000	3,354
		8,740
Pennsylvania – 5.4%
Chester County Health & Educational Facilities Authority Revenue Refunding Bonds, Simpson Senior Services Project,
5.00%, 12/1/51	1,000	1,077
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligation,
5.00%, 1/1/45	500	543
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,533
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Pennsylvania – 5.4%continued
Franklin County IDA Revenue Bonds, Menno-Haven, Inc. Project,
5.00%, 12/1/49	$1,010	$1,094
Northampton Industrial Development Authority Revenue Refunding Bonds, Morningstar Senior,
5.00%, 11/1/49	1,000	1,102
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Carbonlite LLC Project,
5.75%, 6/1/36(2)	2,000	2,130
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded,
6.00%, 7/1/20(1)	2,500	2,561
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded,
6.25%, 10/1/21(1)	2,000	2,177
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	3,000	3,475
Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter,
5.00%, 6/15/39	920	978
5.00%, 6/15/49	1,385	1,462
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	5,000	5,318
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Independence Charter School West Project,
5.00%, 6/15/50	1,350	1,411
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,479
		30,340

TAX-EXEMPT FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Puerto Rico – 0.6%
Puerto Rico Sales Tax Financing Corp. Restructured TRB, Series A-1,
4.75%, 7/1/53	$3,000	$3,132
Rhode Island – 1.4%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	7,000	7,768
South Carolina – 0.4%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	1,004
South Carolina Jobs-Economic Development Authority Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,
5.00%, 4/1/54	1,000	1,127
		2,131
Tennessee – 0.7%
Johnson City Health & Educational Facilities Board Revenue Refunding Bonds, Appalachian Christian Village,
5.00%, 2/15/43	1,500	1,444
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
4.00%, 10/1/49	1,000	1,072
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,
5.00%, 10/1/48	1,115	1,284
		3,800
Texas – 9.3%
Aldine Texas Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/43	5,000	6,060
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Texas – 9.3%continued
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	$1,995	$2,312
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,610
5.00%, 12/1/45	2,000	2,136
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	300	324
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	1,500	1,724
Clifton Higher Educational Finance Corp. Educational International Leadership Revenue Bonds, Series D,
6.13%, 8/15/48	2,700	3,045
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,447
Mission Economic Development Corp. Revenue Refunding Bonds (AMT), Senior Lien, Natgasoline,
4.63%, 10/1/31	2,000	2,162
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	3,146
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,769
San Antonio Electric & Gas Revenue Refunding Bonds,
4.00%, 2/1/27	1,000	1,170
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Northwest Senior Housing Corp.,
5.25%, 11/15/47	2,000	2,125

NORTHERN FUNDS QUARTERLY REPORT     29    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Texas – 9.3%continued
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	$4,000	$4,494
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20(1)	3,500	3,520
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project,
5.00%, 6/30/58	1,500	1,748
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation,
5.00%, 12/31/40	2,750	3,086
5.00%, 12/31/45	1,250	1,393
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,079
Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded,
7.00%, 11/1/20(1)	805	843
7.13%, 11/1/20(1)	2,000	2,096
		52,289
Utah – 0.2%
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	1,045
Virginia – 0.7%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	296
5.00%, 7/1/45	2,515	2,687
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Virginia – 0.7%continued
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(4) (5) (6)	$1,000	$1,060
		4,043
Washington – 2.1%
Washington State G.O. Unlimited Bonds, Series 2020A,
5.00%, 8/1/39	5,000	6,269
Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project,
4.00%, 10/1/49	2,250	2,385
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	2,000	2,111
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	1,091
		11,856
West Virginia – 0.6%
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,000	3,509
Wisconsin – 1.0%
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(2)	520	552
PFA Retirement Facilities Revenue Refunding Bonds, Friends Homes,
5.00%, 9/1/49(2)	1,500	1,646
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	1,127
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	1,137

TAX-EXEMPT FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.9% continued
Wisconsin – 1.0%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/54	$1,000	$1,074
		5,536
Wyoming – 0.6%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	3,199
Total Municipal Bonds
(Cost $514,418)		537,424

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(10) (11)	10,940,586	$10,941
Total Investment Companies
(Cost $10,941)		10,941

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.3%
New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Bonds, Second General Resolution, 0.92%, 1/3/20(4) (6) (12)	$2,000	$2,000
Texas State Veterans Variable G.O. Unlimited Bonds, 1.70%, 1/10/20(4) (6) (12)	5,000	5,000
Total Short-Term Investments
(Cost $7,000)		7,000

Total Investments – 99.2%
(Cost $532,359)		555,365
Other Assets less Liabilities – 0.8%		4,750
NET ASSETS – 100.0%		$560,115

(1)	Maturity date represents the prerefunded date.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At December 31, 2019, the value of these restricted illiquid securities amounted to approximately $7,795,000 or 1.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	5,186

(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(9)	Security has converted to a fixed rate as of December 15, 1999, and will be going forward.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of December 31, 2019 is disclosed.
(12)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFDC - Health Facility Development Corporation

IDA - Industrial Development Authority

NORTHERN FUNDS QUARTERLY REPORT     31    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued	December 31, 2019 (UNAUDITED)
IDB - Industrial Development Board

PFA - Public Finance Authority

PSF - Permanent School Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.9%
AA	7.3
A	15.6
BBB	40.1
BB	10.0
B	1.6
Not Rated	19.5
Cash Equivalents	2.0
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.4%
Development	12.7
Education	9.7
General	9.2
General Obligation	5.1
Higher Education	9.6
Housing	6.9
Medical	12.3
Nursing Home	7.5
Tobacco Settlement	5.0
Transportation	6.2
All other sectors less than 5%	10.4
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$537,424	$—	$537,424
Investment Companies	10,941	—	—	10,941
Short-Term Investments	—	7,000	—	7,000
Total Investments	$10,941	$544,424	$—	$555,365

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,986	$202,248	$198,293	$216	$10,941	10,940,586
TAX-EXEMPT FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.6%
Alabama – 0.9%
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1) (2) (3)	$5,000	$5,178
4.00%, 7/1/22(1) (2) (3)	5,000	5,303
City of Madison Board of Education Special Tax School Warrants,
3.00%, 2/1/49	3,000	2,959
Elmore County Board of Education Revenue Refunding Warrants Bonds,
3.00%, 8/1/44	2,000	1,991
Southeast Alabama State Gas Supply District Revenue Bonds, Series A,
4.00%, 6/1/24(1) (2) (3)	10,000	10,902
		26,333
Alaska – 0.5%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	6,073
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,662
Anchorage G.O. Unlimited Refunding Bonds, Series B,
5.00%, 4/1/30	3,440	4,400
		16,135
Arizona – 2.9%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	1,000	1,180
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	11,670
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	13,963
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/41	10,995	13,746
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,635
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Arizona – 2.9%continued
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	$1,775	$2,172
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
7/1/47(4)	1,500	1,832
Maricopa County IDA Revenue Bonds, Series B, Banner Health Obligation Group,
5.00%, 10/18/22(1) (2) (3)	500	551
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	199
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,780
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/26	1,500	1,840
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,528
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/20(5)	3,000	3,058
Phoenix Civic Improvement Corp. District Revenue Convertible CABS, Series B, Civic Plaza Project (NATL Insured),
5.50%, 7/1/38	5,000	7,373
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Junior Lien,
5.00%, 7/1/30	2,000	2,422
Pinal County Revenue Obligations Pledged Revenue Bonds,
4.00%, 8/1/39	1,000	1,135

NORTHERN FUNDS QUARTERLY REPORT     33    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Arizona – 2.9%continued
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	$10,000	$10,741
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,860
		87,685
California – 6.7%
Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Anaheim Public Improvements Project (BAM Insured),
5.00%, 9/1/34	1,750	2,151
Bay Area Toll Authority Toll Bridge Revenue Bonds,
5.00%, 4/1/27	1,145	1,249
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A,
(Step to 5.00% on 8/1/23), 0.81%, 8/1/34(6)	3,500	3,386
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	2,000	2,287
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,
5.00%, 12/1/25	1,000	1,135
California State G.O. Unlimited Bonds,
5.00%, 11/1/31	10,000	12,771
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,027
5.00%, 10/1/27	5,000	6,361
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	29,000	35,967
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
California – 6.7%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/36	$6,130	$7,390
5.00%, 5/15/37	3,440	4,134
California State Taxable G.O. Unlimited Bonds,
3.50%, 4/1/28	6,750	7,268
California State Various Purpose Bid Group G.O. Unlimited Refunding Bonds,
5.00%, 8/1/30	5,000	6,378
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/29	1,250	1,476
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
(Step to 6.63% on 8/1/26), 2.55%, 8/1/35(6)	11,850	13,189
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	498
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,593
Long Beach Harbor Revenue Bonds, Series A,
5.00%, 5/15/37	1,000	1,276
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,691
5.00%, 8/1/31	1,310	1,529
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	710
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	3,000	3,824

TAX-EXEMPT FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
California – 6.7%continued
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	$10,000	$12,132
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,895
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	56
Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 7/1/40	5,000	5,852
Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series B,
2.00%, 7/1/29	2,950	2,954
Marin Community College District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/40	5,000	5,570
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	7,500	8,202
Riverside Sewer Revenue Refunding Bonds, Series A,
5.00%, 8/1/37	3,260	4,081
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	7,313
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	3,000	3,019
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	3,500	4,329
5.00%, 5/1/38	1,500	1,837
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,878
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
California – 6.7%continued
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/29	$3,000	$3,802
San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 9/1/45	3,000	3,707
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	764
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,076
		205,837
Colorado – 2.1%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,768
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Prerefunded (State Aid Withholding),
5.25%, 12/1/26(5)	225	279
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,826
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	7,987
Colorado State COPS ,Series A,
4.00%, 12/15/36	10,000	11,409
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Adventhealth Obligated Group,
5.00%, 11/15/37	1,000	1,244
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A-1, Commonspirit Health,
5.00%, 8/1/34	1,000	1,213
5.00%, 8/1/35	3,560	4,301

NORTHERN FUNDS QUARTERLY REPORT     35    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Colorado – 2.1%continued
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	$1,000	$1,195
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,718
5.25%, 11/15/29	1,740	1,989
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,571
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	5,000	6,027
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	3,222
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,635
Denver City & County School District No.1 COPS, Series B,
5.25%, 12/1/40	5,000	5,221
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(5)	1,000	1,132
		65,737
Connecticut – 0.8%
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	6,204
5.00%, 10/1/35	5,000	6,114
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,783
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	9,743
		23,844
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Delaware – 0.1%
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	$969	$988
Delaware State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/28	1,400	1,816
		2,804
District of Columbia – 1.2%
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(1) (2) (3)	2,500	2,505
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
3.00%, 10/1/29	10,000	11,149
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/39	5,000	5,779
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,083
5.00%, 10/1/26	2,000	2,127
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	3,200
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,510	6,129
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,631
		37,603
Florida – 4.0%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,786
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/30	2,000	2,519
5.00%, 10/1/44	1,500	1,814

TAX-EXEMPT FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Florida – 4.0%continued
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	$6,185	$7,109
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	1,295	1,429
Broward County Port Facilities Revenue Refunding Bonds, Series A, Prerefunded (AGM Insured),
5.00%, 9/1/21(5)	1,340	1,425
Broward County Port Facilities Revenue Refunding Bonds, Series A, Unrefunded Balance (AGM Insured),
5.00%, 9/1/24	330	350
5.00%, 9/1/25	330	350
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 9/1/21(5)	1,665	1,763
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	835	884
Broward County School District G.O. Unlimited Bonds,
5.00%, 7/1/35	6,180	7,711
Broward County Water & Sewer Utility Revenue Bonds, Series A,
5.00%, 10/1/40	6,950	8,679
Central Expressway Authority Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/35	2,205	2,747
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,317
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,469
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	5,000	5,135
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Florida – 4.0%continued
Florida State Municipal Power Agency Revenue Refunding Bonds, All-Requirements Power Supply,
5.00%, 10/1/31	$2,915	$3,835
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,625
Florida State Turnpike Authority Revenue Bonds, Series A, Department of Transportation (NATL Insured),
3.00%, 7/1/29	6,935	6,943
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,390
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,825
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,568
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	877
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,523
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	744
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,535
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B,
4.00%, 10/1/44	2,000	2,234
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,093

NORTHERN FUNDS QUARTERLY REPORT     37    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Florida – 4.0%continued
5.25%, 10/1/22	$2,500	$2,783
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(5)	80	85
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,232
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,993
Pembroke Pines Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/33	4,990	6,330
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,638
5.25%, 6/1/30	5,000	5,635
		121,375
Georgia – 2.9%
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
2.50%, 5/3/21(1) (2) (3)	2,500	2,539
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/30	5,000	6,396
5.00%, 7/1/31	10,965	13,969
4.00%, 7/1/36	5,000	5,746
Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,
5.00%, 7/1/31	10,000	13,029
Georgia State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/27	2,500	2,501
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 1/1/28	5,745	7,162
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	2,995	3,053
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	2,500	2,546
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Georgia – 2.9%continued
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	$5,000	$6,252
Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds,
5.00%, 8/1/29	3,000	3,951
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	2,500	2,714
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	5,000	5,451
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Subseries D,
(Floating, ICE LIBOR USD 1M + 0.83%), 2.02%, 12/1/23(1) (3)	10,000	10,050
Metropolitan Atlanta Rapid Transit Authority Sales TRB, Series A,
3.25%, 7/1/47	2,000	2,066
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,816
		90,241
Hawaii – 1.3%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,020
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,288
5.00%, 7/1/30	1,250	1,550
5.00%, 7/1/43	5,000	5,968
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,661
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.31%), 1.63%, 9/1/20(1) (3)	5,000	5,000

TAX-EXEMPT FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Hawaii – 1.3%continued
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	$11,755	$14,008
		40,495
Idaho – 1.0%
Idaho State G.O. Unlimited TANS,
3.00%, 6/30/20	28,950	29,226
Illinois – 2.4%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,774
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,257
Chicago O'Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien,
5.25%, 1/1/27	500	554
Chicago O'Hare International Airport General Revenue Refunding Bonds, Series B (AMT), Senior Lien,
5.00%, 1/1/25	5,000	5,352
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,831
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,971
5.25%, 11/15/35	5,000	6,031
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,239
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,516
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,259
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Illinois – 2.4%continued
4.00%, 12/1/33	$6,035	$7,004
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,366
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,718
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,455	1,650
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,630
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	2,036
5.00%, 1/1/41	3,000	3,491
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds,
5.00%, 1/1/31	6,000	7,638
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,808
		74,125
Indiana – 1.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,125
5.25%, 10/1/38	2,980	3,169
4.25%, 10/1/44	10,000	10,815
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,579

NORTHERN FUNDS QUARTERLY REPORT     39    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Indiana – 1.1%continued
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	$2,500	$2,703
Indiana State University Revenue Bonds, Series S, Student Fee,
4.00%, 10/1/36	1,000	1,122
4.00%, 10/1/37	1,855	2,070
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	785	809
5.50%, 1/10/24	1,135	1,272
		32,664
Iowa – 0.6%
Kirkwood Community College Refunding G.O. Unlimited Bonds, Merged Area X,
3.00%, 6/1/32	5,750	6,018
PEFA, Inc. Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	10,000	11,839
		17,857
Kansas – 0.1%
Lyon County Kansas Unified School District No. 253 G.O. Unlimited Bonds,
3.00%, 9/1/44	4,500	4,531
Kentucky – 2.6%
Carroll County Kentucky Environmental Facilities Revenue Refunding Bonds, Series B (AMT), Kentucky Utilities Company Project,
1.20%, 6/1/21(1) (2) (3)	10,000	9,993
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,482
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,411
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Kentucky – 2.6%continued
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	$750	$909
5.00%, 8/1/35	550	664
5.00%, 8/1/36	750	903
5.00%, 8/1/49	1,000	1,167
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1,
4.00%, 6/1/25(1) (2) (3)	15,000	16,612
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C,
4.00%, 2/1/28(1) (2) (3)	10,000	11,434
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	21,000	23,189
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	900	900
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,191
		78,855
Louisiana – 1.0%
East Baton Rouge Parish Capital Improvements District MovEBR Sales TRB,
4.00%, 8/1/34	2,180	2,527
Jefferson Sales Tax District Parish Special Sales TRB, Series B (AGM Insured),
4.00%, 12/1/37	5,000	5,695
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	3,323
Louisiana State G.O. Unlimited Bonds, Series A,
4.00%, 5/15/32	6,500	7,004

TAX-EXEMPT FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Louisiana – 1.0%continued
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/24	$2,825	$3,193
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,152
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,836
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp.,
2.20%, 7/1/26(1) (2) (3)	1,000	1,009
		30,739
Maryland – 3.2%
Baltimore County Metropolitan District 81st Issue G.O. Unlimited Bonds,
4.00%, 3/1/39	2,500	2,856
Charles County G.O. Unlimited Bonds,
5.00%, 10/1/30	2,300	3,008
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/30	2,500	3,159
5.00%, 2/15/31	10,000	12,577
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 1,
5.00%, 3/15/32	5,000	6,427
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	12,747
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 10/1/27	10,000	12,364
Maryland State G.O. Unlimited Bonds, Second Series A, Bid Group 2,
5.00%, 8/1/30	5,455	7,115
5.00%, 8/1/31	10,000	12,988
Maryland State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/20	3,750	3,835
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Maryland – 3.2%continued
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/29	$10,000	$13,186
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	586
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, Second Series,
5.00%, 6/1/37	5,000	5,959
		96,807
Massachusetts – 2.1%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/36	1,000	1,279
Boston Water & Sewer Commission General Revenue Refunding Bonds, Series A, Senior Lien,
3.50%, 11/1/33	4,030	4,219
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	2,129
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(7)	3,000	2,478
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Refunding Bonds, Senior Series A,
5.00%, 1/1/30	5,000	6,384
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,
5.00%, 10/15/20(5)	2,585	2,665
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	2,044
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/40	6,500	9,391

NORTHERN FUNDS QUARTERLY REPORT     41    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Massachusetts – 2.1%continued
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	$500	$625
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	2,500	3,552
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,013
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/39	5,000	5,988
Massachusetts State Special Obligation Dedicated Refunding Revenue Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,431
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/21	500	531
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	5,000	6,114
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,112
University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1,
4.00%, 11/1/43	7,500	7,910
		64,865
Michigan – 1.4%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,864
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Michigan – 1.4%continued
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	$400	$481
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,638
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	10,655
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,386
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
5.00%, 12/1/47	1,000	1,110
3.00%, 12/1/49	3,500	3,405
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	4,030
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,615
		43,530
Minnesota – 0.1%
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/38	1,500	1,869
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	77
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,157

TAX-EXEMPT FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Minnesota – 0.1%continued
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(5)	$245	$269
		3,372
Mississippi – 0.3%
Mississippi State Development Bank Rankin County School District Project Special Obligation Revenue Bonds,
4.00%, 6/1/43	2,000	2,189
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/29	5,000	6,273
		8,462
Missouri – 1.1%
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	3,750	4,181
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/30	5,000	6,203
Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project,
2.90%, 9/1/33	10,000	10,208
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,778
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds,
5.00%, 1/1/22	5,055	5,115
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Missouri – 1.1%continued
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Prerefunded,
5.00%, 1/1/20(5)	$5	$5
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	3,153
Saint Louis Airport Revenue Refunding Bonds, St. Louis Lambert International Airport,
5.00%, 7/1/31	1,750	2,225
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(7)	2,100	1,789
		34,799
Nebraska – 1.0%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds,
4.00%, 8/1/25(1) (2) (3)	10,000	11,190
Lancaster County School District No.1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,501
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,534
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/30	5,000	6,432
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(5)	3,000	3,240
		30,897
Nevada – 0.6%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,738

NORTHERN FUNDS QUARTERLY REPORT     43    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Nevada – 0.6%continued
Clark County Flood Detention Center G.O. Limited Bonds,
5.00%, 6/1/31	$1,000	$1,283
Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured),
5.00%, 6/15/31	6,000	7,453
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	6,702
		18,176
New Jersey – 0.5%
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	3,290	3,559
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB,
5.00%, 6/15/44	5,000	5,740
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	2,500	2,928
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds,
5.00%, 12/15/26	2,000	2,365
		14,592
New Mexico – 0.5%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	2,920
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A,
5.00%, 5/1/25(1) (2) (3)	10,000	11,659
		14,579
New York – 12.2%
Albany County Various Purpose G.O. Limited Bonds, Series A,
2.00%, 9/15/31	1,500	1,470
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
New York – 12.2%continued
Metropolitan Transportation Authority Revenue BANS, Series B-1A,
5.00%, 5/15/20	$2,000	$2,028
Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (AGM, CR Insured),
5.00%, 11/15/38	3,000	3,714
5.00%, 11/15/40	2,000	2,460
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(5)	5,000	5,186
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	6,021
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	3,101
New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,
3.88%, 11/1/28	4,060	4,280
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood (FNMA Insured),
2.95%, 2/1/26(1) (2) (3)	4,000	4,222
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	5,000	5,560
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-2,
5.00%, 6/15/26	1,700	2,013
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2,
5.00%, 6/15/40	5,000	6,091

TAX-EXEMPT FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
New York – 12.2%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	$3,500	$4,236
5.25%, 6/15/36	2,500	3,104
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	5,664
5.00%, 6/15/39	8,000	9,341
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,626
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	10,591
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	6,164
5.00%, 7/15/37	10,000	12,277
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,507
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,071
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,436
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,085
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
New York – 12.2%continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/21	$4,995	$5,010
5.00%, 2/1/30	5,000	5,385
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
4.00%, 5/1/43	10,000	11,218
3.00%, 5/1/45	6,500	6,583
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,049
New York City Transitional Finance Authority Taxable Subordinate Revenue Bonds, Build America Bonds,
4.53%, 11/1/22	1,700	1,816
New York G.O. Unlimited Bonds, Series 1,
5.00%, 8/1/20	750	767
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	12,321
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,458
5.00%, 3/1/37	3,700	4,528
4.00%, 3/1/41	5,000	5,582
4.00%, 3/1/42	5,000	5,568
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	5,000	5,623
New York G.O. Unlimited Bonds, Subseries D-3,
5.00%, 2/1/24(1) (2) (3)	5,000	5,654
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/36	1,150	1,413
5.00%, 4/1/43	2,000	2,413

NORTHERN FUNDS QUARTERLY REPORT     45    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
New York – 12.2%continued
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	$1,045	$1,278
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
2/15/33(4)	10,000	12,825
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 2/15/33	2,715	3,482
New York State Dorm Authority State Personal Income TRB, Series E,
5.00%, 8/15/20	1,500	1,537
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Memorial Sloan Kettering Cance,
4.00%, 7/1/38	2,000	2,311
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	170	170
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
4.00%, 7/1/35	5,000	5,775
5.00%, 7/1/36	2,500	3,131
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding),
5.00%, 10/1/22	1,585	1,758
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series C, Rockefeller,
4.00%, 7/1/49	1,000	1,128
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 3,
5.00%, 3/15/39	2,000	2,471
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
New York – 12.2%continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	$7,040	$9,579
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,
5.00%, 3/15/42	5,000	6,105
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,270
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/28	1,910	2,350
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	4,471
New York State Dormitory Authority State Personal Income Tax General Purpose Refunding Revenue Bonds, Series A,
5.00%, 2/15/21	1,500	1,566
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,505
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
2/15/47(4)	10,000	11,227
2/15/48(4)	5,000	6,173
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/35	2,000	2,088
3.25%, 3/15/36	15,000	15,625
New York State Dormitory Authority State Personal Income Tax Taxable Revenue Refunding Bonds, Series F,
2/15/33(4)	2,500	2,529
New York State Dormitory Authority State Personal Income TRB, Series A,
5.00%, 2/15/43	2,000	2,354

TAX-EXEMPT FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
New York – 12.2%continued
New York State Environmental Facilities Corp. State Clean & Drinking Water Revenue Refunding Bonds, Series A,
5.00%, 6/15/21	$1,500	$1,587
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/36	5,000	5,264
New York State Housing Finance Agency Sustainability Revenue Bonds, Series K,
1.45%, 5/1/23	5,000	5,015
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM, CR Insured),
5.00%, 4/1/21	5,075	5,222
New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,
4.00%, 1/1/38	3,000	3,407
New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B (AGM Insured),
4.00%, 1/1/45	4,000	4,503
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	6,180
5.00%, 3/15/40	2,500	3,059
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	1,500	1,654
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	1,550	1,734
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,373
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
New York – 12.2%continued
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	$1,130	$1,304
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT),
4.00%, 11/1/37	3,705	4,193
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,491
5.00%, 9/15/29	5,000	6,184
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,111
5.00%, 10/15/28	2,500	2,944
4.00%, 10/15/32	1,000	1,115
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
9/1/39(4)	1,500	1,827
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,975
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,128
		374,619
North Carolina – 3.1%
Charlotte COPS, Series B,
3.00%, 6/1/22	20,330	20,359
Charlotte Douglas International Airport Revenue Bonds,
5.00%, 7/1/26	2,420	2,817
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,967
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/31	5,000	6,374
4.00%, 7/1/36	6,790	7,529

NORTHERN FUNDS QUARTERLY REPORT     47    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
North Carolina – 3.1%continued
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	$5,000	$6,184
Mecklenburg County G.O. Unlimited Bonds,
5.00%, 3/1/31	10,000	12,933
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	5,000	5,014
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 5/1/20(5)	5,000	5,065
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.35%), 1.54%, 12/1/21(1) (3)	15,000	15,021
Wake County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/21	10,000	10,456
		95,719
Ohio – 1.4%
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project,
5.00%, 11/15/41	4,000	5,581
5.00%, 11/15/49	5,000	7,241
Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network,
5.00%, 8/1/35	1,200	1,449
Northeast Regional Sewer District Improvement Revenue Refunding Bonds,
3.00%, 11/15/38	10,000	10,372
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	2,500	2,663
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Ohio – 1.4%continued
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	$1,365	$1,711
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,476
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,789
Ohio State Water Development Authority Revenue Bonds, Fresh Water,
5.00%, 6/1/31	2,705	3,509
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B,
3.00%, 12/1/33	2,000	2,135
		42,926
Oklahoma – 0.4%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	2,000	2,154
Tulsa Public Facilities Authority Revenue Bonds,
3.00%, 6/1/27	5,000	5,356
3.00%, 6/1/29	3,000	3,167
		10,677
Oregon – 0.9%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,949
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,450
Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/20(5)	40	41
Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	4,440	4,541

TAX-EXEMPT FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Oregon – 0.9%continued
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),
5.00%, 4/1/27	$1,315	$1,561
Oregon State G.O. Unlimited Refunding Bonds, Series L,
5.00%, 8/1/31	2,745	3,411
Oregon State G.O. Unlimited Refunding Bonds, Series N,
5.00%, 5/1/34	2,000	2,578
Tri-County Metropolitan Transportation District Revenue Bonds, Series A,
3.00%, 9/1/44	10,000	10,195
		26,726
Pennsylvania – 2.2%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	2,131
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,178
5.00%, 6/1/26	1,500	1,805
5.00%, 6/1/27	3,000	3,679
5.00%, 6/1/31	2,000	2,451
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	992
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	5,000	5,642
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	5,000	5,278
4.00%, 6/1/30	5,555	5,854
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/29	4,500	5,810
5.00%, 8/15/37	5,000	6,020
4.00%, 8/15/49	3,500	3,853
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Pennsylvania – 2.2%continued
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	$5,000	$5,700
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	14,305
Susquehanna Township School District G.O. Limited Refunding Notes (State Aid Withholding),
5/15/31(4)	3,130	3,298
		67,996
Rhode Island – 0.2%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,900
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,061
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	2,964
		6,925
South Carolina – 1.9%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.00%, 11/1/21(5)	2,500	2,678
Patriots Energy Group Financing Agency Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	12,000	13,082
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	4,870	5,788

NORTHERN FUNDS QUARTERLY REPORT     49    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
South Carolina – 1.9%continued
Richland County School District No. 2 G.O. Unlimited Bonds (SCSDE Insured),
5.00%, 3/1/30	$3,775	$4,822
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	592
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 1.64%, 10/1/22(1) (3)	24,880	24,907
Spartanburg County School District No. 7 G.O. Unlimited Bonds, Series D (SCSDE Insured),
5.00%, 3/1/34	1,000	1,260
5.00%, 3/1/43	5,000	6,122
		59,251
Tennessee – 1.4%
Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/36	1,000	1,106
4.00%, 8/1/37	2,250	2,472
4.00%, 8/1/38	1,000	1,094
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,132
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	5,000	6,361
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	1,000	1,209
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	4,688
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Tennessee – 1.4%continued
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series A,
5.00%, 7/1/44	$2,500	$3,122
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	7,400	8,508
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series A, Gas Project,
4.00%, 5/1/23(1) (2) (3)	3,500	3,746
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 9/1/33	5,000	6,225
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
4.05%, 7/1/20	445	450
4.13%, 7/1/21	1,520	1,533
Williamson County District School G.O. Unlimited Bonds,
5.00%, 4/1/25	1,000	1,195
		42,841
Texas – 11.5%
Bexar County Certificates of Obligation G.O. Limited Bonds,
6/15/35(4)	2,250	2,580
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/22	100	108
Central Regional Mobility Authority Revenue Bonds, Senior Lien,
5.00%, 1/1/43	1,930	2,301
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	500	575
Corpus Christi Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/28	3,405	4,345
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien,
5.00%, 12/1/32	10,000	13,001

TAX-EXEMPT FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Texas – 11.5%continued
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
1.95%, 8/1/22(1) (2) (3)	$2,500	$2,538
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,958
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System,
5.00%, 12/1/30	3,500	4,140
Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/20(5)	10,000	10,289
Hays Consolidated Independent School District School Building G.O. Unlimited Bonds, Series B (PSF, Gtd.),
2.70%, 8/15/23(1) (2) (3)	10,000	10,351
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 1.45%, 8/16/21(1) (3)	2,000	2,000
Killeen Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/37	5,000	6,122
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	5,430	6,199
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/25	1,800	1,998
5.00%, 1/1/35	3,000	4,093
5.00%, 1/1/38	3,000	3,630
5.00%, 1/1/39	5,000	6,035
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	2,047
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Texas – 11.5%continued
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation Refunding Bonds (BAM Insured),
3.00%, 9/1/30	$2,495	$2,621
Pasadena Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.50%, 8/15/24(1) (2) (3)	6,500	6,533
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(1) (2) (3)	1,500	1,514
San Antonio Electric & Gas Revenue Refunding Bonds,
4.00%, 2/1/29	1,070	1,277
Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse Bonds (PSF, Gtd.),
1.55%, 6/15/21(1) (2) (3)	2,000	2,005
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(5)	5,000	5,650
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/28	5,585	6,431
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	70	80
Texas State TRANS,
4.00%, 8/27/20	195,000	198,641
Texas State Transportation Commission Mobility Fund Refunding G.O. Unlimited Bonds,
4.00%, 10/1/33	5,000	5,466
5.00%, 10/1/34	1,500	1,717
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
5.00%, 10/15/31	5,000	6,253
4.00%, 10/15/43	10,000	11,261

NORTHERN FUNDS QUARTERLY REPORT     51    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Texas – 11.5%continued
Texas State Water Development Board TRB, Series B,
2.28%, 10/15/27	$315	$312
2.33%, 10/15/28	295	291
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	4,000	4,248
Texas State Water Financial Assistance Variable G.O. Unlimited Refunding Bonds,
2.25%, 8/1/22(1) (2) (3)	2,000	2,011
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/22	750	826
University of Texas University Revenue Bonds, Series B,
5.00%, 8/15/49	2,500	3,818
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2) (3)	1,750	1,762
		352,027
Utah – 1.0%
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
4.00%, 6/15/28	3,325	3,683
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	1,500	1,805
5.00%, 7/1/28	2,500	3,106
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 6/15/38	2,000	2,317
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/32	15,000	20,041
		30,952
Vermont – 0.1%
Vermont G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,569
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Virginia – 1.3%
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/31	$5,280	$6,835
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	4,048
Henrico Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	11,237
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,460
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	1,500	1,660
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	5,000	5,977
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	6,795
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,120
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project,
5.00%, 1/1/44	1,000	1,060
		40,192
Washington – 2.6%
Clark County School District No. 14 Evergreen G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	5,000	6,439
Everett Refunding G.O. Limited Bonds,
5.00%, 12/1/31	1,900	2,457

TAX-EXEMPT FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Washington – 2.6%continued
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	$10,000	$12,201
Port of Seattle Revenue Refunding Bonds, Series A,
5.00%, 8/1/30	3,000	3,274
Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
5.00%, 2/1/21(5)	1,670	1,741
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	2,110
Spokane County G.O. Limited Bonds, Series A,
5.00%, 12/1/41	2,465	3,082
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	12,464
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
4.00%, 7/1/28	5,000	5,318
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	6,430	7,897
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,041
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,399
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201,
5.00%, 7/1/24	2,925	3,093
Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E, Prerefunded,
4.00%, 2/1/20(5)	1,395	1,398
5.00%, 2/1/20(5)	10,000	10,031
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Washington – 2.6%continued
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
2.75%, 2/1/27	$1,160	$1,190
		80,135
West Virginia – 0.3%
West Virginia State G.O. Unlimited Bonds, State Road Bonds,
5.00%, 6/1/36	5,000	6,270
West Virginia State University Revenue Bonds, Series A, West Virginia University Projects,
5.00%, 10/1/27	1,745	1,919
		8,189
Wisconsin – 1.1%
PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A,
3.00%, 10/23/20	4,000	4,058
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	5,000	5,920
Wisconsin State G.O. Unlimited Bonds, Series B,
3.00%, 5/1/26	2,485	2,542
4.00%, 5/1/29	1,125	1,312
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	808
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,745
4.00%, 4/1/39	5,000	5,559
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,293

NORTHERN FUNDS QUARTERLY REPORT     53    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.6% continued
Wisconsin – 1.1%continued
Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	$4,000	$4,006
		32,243
Total Municipal Bonds
(Cost $2,503,782)		2,589,152

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.9%
Northern Institutional Funds - Municipal Portfolio (Shares), 1.33%(8) (9)	125,000,000	$125,000
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(8) (9)	179,013,795	179,014
Total Investment Companies
(Cost $304,014)		304,014

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.9%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/20	$5,000	$5,113
Broward County School District Revenue TANS, 3.00%, 6/30/20	5,000	5,045
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology, 0.85%, 1/10/20(1) (3) (10)	650	650
Colorado State General Fund TRANS, 3.00%, 6/26/20	15,000	15,136
Dallas County Hospital District G.O. Limited Refunding Bonds, 5.00%, 8/15/20	5,000	5,115
Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass, 1.90%, 3/17/20(1) (2) (3)	20,000	20,022
Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 3.00%, 10/1/20(1) (2) (3)	3,500	3,544
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.9% continued
Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 1.30%, 1/10/20(1) (3) (10)	$9,575	$9,575
Indiana State Finance Authority Variable Revenue Bonds, Series E-5, Ascension Health, 1.30%, 1/10/20(1) (3) (10)	20,540	20,540
Massachusetts State G.O. Limited RANS Series B, 4.00%, 5/21/20	10,000	10,111
Massachusetts State Variable G.O. Limited Bonds, Series D, Consolidated Loan of 2014, 1.05%, 7/1/20(1) (2) (3)	5,000	4,996
Miami-Dade County School District Revenue TANS, 3.00%, 2/27/20	15,000	15,043
Montgomery County Variable G.O. Unlimited Bonds, Series E, 1.10%, 1/3/20(1) (3) (10)	12,595	12,595
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 1.17%, 1/3/20(1) (3) (10)	15,320	15,320
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 1.12%, 1/3/20(1) (3) (10)	10,000	10,000
New York Variable G.O. Unlimited Bonds, Subseries B-3 (TD Bank N.A. LOC), 1.16%, 1/10/20(1) (3) (10)	11,020	11,020
Ohio State University Variable Revenue Bonds, Series B-1, 1.15%, 1/10/20(1) (3) (10)	1,925	1,925
Ohio State Water Development Authority Water Pollution Control Loan Fund Variable Revenue Bonds, Series A, 1.28%, 1/10/20(1) (3) (10)	2,140	2,140

TAX-EXEMPT FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.9% continued
Orlando Utilities Commission Utility System Variable Revenue Refunding Bonds, Series B, 1.39%, 1/10/20(1) (3) (10)	$5,000	$5,000
Texas State A&M University Financing System Revenue Bonds, Series B, 5.00%, 5/15/20	7,685	7,795
Total Short-Term Investments
(Cost $180,642)		180,685

Total Investments – 100.4%
(Cost $2,988,438)		3,073,851
Liabilities less Other Assets – (0.4%)		(13,041)
NET ASSETS – 100.0%		$3,060,810

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(5)	Maturity date represents the prerefunded date.
(6)	Step coupon bond. Rate as of December 31, 2019 is disclosed.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2019 is disclosed.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     55    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2019 (UNAUDITED)
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	16.7%
AA	46.8
A	12.7
A1+ (Short Term)	7.2
A1 (Short Term)	2.3
BBB	1.9
Not Rated	2.5
Cash Equivalents	9.9
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
General	26.7%
General Obligation	20.3
School District	5.8
Short-Term Investments	9.9
Transportation	6.9
Water	7.7
All other sectors less than 5%	22.7
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,589,152	$—	$2,589,152
Investment Companies	304,014	—	—	304,014
Short-Term Investments	—	180,685	—	180,685
Total Investments	$304,014	$2,769,837	$—	$3,073,851

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Municipal Portfolio (Shares)	$125,000	$—	$—	$—	$125,000	125,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	232,993	1,388,814	1,442,793	2,504	179,014	179,013,795
	$357,993	$1,388,814	$1,442,793	$2,504	$304,014	304,013,795
TAX-EXEMPT FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 84.4%
Arizona – 1.0%
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	$500	$548
Chandler G.O. Limited Refunding Bonds,
5.00%, 7/1/27	3,000	3,784
Glendale Union School District No. 205 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/22	940	1,027
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series E, School Improvement Project of 2012,
5.00%, 7/1/21	2,370	2,507
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series B, School Improvement Project of 2013,
2.50%, 7/1/24	970	1,025
		8,891
California – 4.9%
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds,
2.25%, 4/1/22(1) (2) (3)	8,250	8,419
2.63%, 4/1/26(1) (2) (3)	3,000	3,211
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	97
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	3,250	4,025
5.00%, 10/1/27	11,600	14,758
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/25	3,845	4,671
5.00%, 4/1/33	5,000	5,767
California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),
2.00%, 7/1/24	1,200	1,209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
California – 4.9%continued
San Francisco MFH Revenue Bonds, Series K, Eastern Park Apartments,
1.30%, 1/1/23(1) (2) (3)	$2,500	$2,499
		44,656
Colorado – 2.5%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/23	2,525	2,807
5.00%, 12/1/24	1,000	1,111
Adams 12 Five Star Schools G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/15/22	3,000	3,384
Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	2,025	2,136
Colorado State COPS ,Series A,
5.00%, 12/15/22	3,800	4,222
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,612
Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Series B, Adventhealth Obligated Group,
5.00%, 11/19/26(1) (2) (3)	1,000	1,230
Larimer County School District No. R-1 Poudre G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/23	1,050	1,208
University of Colorado Enterprise Variable Revenue Bonds, Series C, Green Bond,
2.00%, 10/15/24(1) (2) (3)	3,000	3,080
		22,790
Connecticut – 2.6%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	8,243

NORTHERN FUNDS QUARTERLY REPORT     57    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Connecticut – 2.6%continued
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 4/15/25	$5,000	$5,913
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,269
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue,
2.00%, 2/8/22(1) (2) (3)	7,075	7,191
		23,616
District of Columbia – 2.3%
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 12/1/28	6,800	6,907
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/26	10,000	12,399
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/25	1,000	1,198
		20,504
Florida – 3.2%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	4,317
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	675	687
Florida State Board of Education G.O. Unlimited Bonds, Series E, Capital Outlay of 2008,
5.00%, 6/1/24	5,260	5,346
Florida State Board of Education G.O. Unlimited Bonds, Series H, Capital Outlay of 2007,
5.00%, 6/1/24	4,845	4,924
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,916
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Florida – 3.2%continued
Florida State Board of Education Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/26	$2,005	$2,112
Florida State Turnpike Authority Revenue Bonds, Series A, Department of Transportation (NATL Insured),
3.00%, 7/1/28	5,000	5,006
Orange County HFA Revenue Bonds, Series A, Willow Key Apartments,
1.90%, 4/1/21(1) (2) (3)	1,300	1,308
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,068
		28,684
Georgia – 2.3%
Atlanta Water & Wastewater Revenue Refunding Bonds, Series C,
5.00%, 11/1/25	1,000	1,209
Forsyth County Water & Sewerage Authority Revenue Refunding Bonds,
5.00%, 4/1/27	1,500	1,886
Georgia State G.O. Unlimited Bonds, Series A, Tranche 1,
5.00%, 7/1/20	1,000	1,019
Georgia State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/27	2,500	2,501
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/20	1,895	1,938
Main Street Natural Gas Inc. Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	5,000	5,577
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,706
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A,
4.00%, 7/1/25	1,500	1,725

TAX-EXEMPT FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Georgia – 2.3%continued
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.00%, 9/1/27	$1,250	$1,578
		21,139
Hawaii – 1.8%
Hawaii State G.O. Unlimited Bonds, Series FW,
5.00%, 1/1/27	4,000	4,979
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,358
Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project,
5.00%, 9/1/23(1) (2) (3)	5,000	5,627
		15,964
Illinois – 1.7%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	1,315	1,536
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,254
Cook County Community Consolidated School District No. 21 Wheeling School Building G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 12/1/25	2,345	2,777
5.00%, 12/1/27	2,600	3,201
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(4)	500	518
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/21	6,260	6,503
		15,789
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Indiana – 1.4%
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	$1,750	$1,817
Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health,
5.00%, 12/1/22	4,000	4,440
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group,
1.65%, 7/1/22(1) (2) (3)	5,000	5,031
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,548
		12,836
Kansas – 0.3%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	888
Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,410	1,411
		2,299
Kentucky – 1.2%
Carroll County Kentucky PCR Refunding Bonds, Series A, Kentucky Utilities Company Project,
1.55%, 9/1/26(1) (2) (3)	2,000	1,983
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1,
4.00%, 6/1/20	650	657
4.00%, 12/1/20	1,070	1,096
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	5,000	5,521
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	1,265	1,265
		10,522

NORTHERN FUNDS QUARTERLY REPORT     59    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Louisiana – 1.7%
Lafayette Public Power Authority Electric Revenue Bonds,
5.00%, 11/1/26	$1,900	$2,095
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/29	6,810	7,205
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,974
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Delta Campus Facilities Corp. Project (BAM Insured),
5.00%, 10/1/25	2,525	3,004
		15,278
Maryland – 3.4%
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,019
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	235	239
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,070
Maryland State & Local Facilities G.O. Unlimited Bonds, Loan of 2013-1,
4.00%, 3/1/26	4,700	4,857
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 2/1/20	5,000	5,015
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,485
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/20	2,860	2,925
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Maryland – 3.4%continued
Maryland State G.O. Unlimited Bonds, Second Series B, State & Local Facilities Loan,
2.50%, 8/1/24	$4,075	$4,107
Prince George's County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/25	1,975	2,378
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/25	1,500	1,801
		30,896
Massachusetts – 4.6%
Massachusetts State Bay Transportation Authority Sales TRB Revenue Bonds, Senior Series A,
5.00%, 7/1/26	3,310	4,085
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/26	5,205	6,443
5.00%, 8/1/27	2,250	2,848
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A,
5.00%, 1/1/23(1) (2) (3)	10,000	11,101
Massachusetts State Federal Highway Revenue Bonds, Accelerated Bridge Program,
5.00%, 6/15/26	5,420	6,505
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A,
5.00%, 8/15/25	10,000	11,003
MWRA Revenue Bonds, Series J (AGM Insured), Escrowed to Maturity,
5.50%, 8/1/20	80	82
		42,067
Michigan – 2.3%
Ann Arbor Capital Improvement G.O. Limited Refunding Bonds,
2.25%, 5/1/20	1,565	1,571

TAX-EXEMPT FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Michigan – 2.3%continued
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series B, (Q-SBLF Insured),
5.00%, 5/1/22	$3,000	$3,267
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	810
Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	881
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,516
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	2,888
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp.,
5.00%, 12/1/22	2,000	2,215
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,573
		20,721
Minnesota – 2.6%
Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series B, School Building (School District Credit Program),
5.00%, 2/1/20	1,960	1,966
Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/26	2,080	2,597
Hennepin County Refunding G.O. Unlimited Bonds, Series C,
5.00%, 12/1/26	1,175	1,466
Hennepin County Sales Tax Revenue Refunding Bonds, Series A, First Lien, Ballpark Project,
5.00%, 12/15/26	1,500	1,725
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Minnesota – 2.6%continued
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/25	$2,000	$2,372
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/25	1,855	2,248
Minnesota State G.O. Unlimited Refunding Bonds, Series E, State Trunk Highway,
5.00%, 8/1/23	3,040	3,108
Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction,
2.00%, 8/1/20	4,000	4,003
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,169
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/20	1,410	1,414
		23,068
Missouri – 1.4%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,352
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,725
Jackson County Consolidated School District No. 2 Raytown G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/25	1,000	1,187
Lees Summit Moser G.O. Unlimited Bonds, Series A,
3.00%, 4/1/28	2,925	3,019
Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series A,
3.00%, 10/1/26	2,500	2,531
		12,814

NORTHERN FUNDS QUARTERLY REPORT     61    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Nebraska – 0.2%
Central Plains Energy Project Gas Supply Revenue Refunding Bonds,
4.00%, 8/1/25(1) (2) (3)	$1,500	$1,679
Nevada – 1.6%
Clark County Flood Control G.O. Limited Bonds,
5.00%, 11/1/26	2,000	2,346
Clark County G.O. Limited Bonds,
5.00%, 6/1/24	2,865	3,334
Clark County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/21	2,555	2,745
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,633
		14,058
New Jersey – 0.5%
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds,
5.00%, 12/15/26	1,000	1,182
Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
3.00%, 3/1/20	55	55
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	147	148
West Windsor-Plainsboro Regional School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
2.25%, 8/1/26	2,650	2,780
		4,165
New Mexico – 0.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,772
New York – 11.0%
Albany County Various Purpose G.O. Limited Bonds, Series A,
5.00%, 9/15/26	930	1,159
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
New York – 11.0%continued
Haverstraw-Stony Point Central School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
3.00%, 10/15/28	$450	$492
Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	9,310	10,062
Metropolitan Transportation Authority Revenue BANS, Series D-1,
5.00%, 9/1/22	2,600	2,844
Metropolitan Transportation Authority Revenue Bonds, Climate Bond Certified, Green Bonds,
5.00%, 11/15/24(1) (2) (3)	2,000	2,329
Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds,
5.00%, 11/15/24	6,000	7,031
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	3,117
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-2,
5.00%, 6/15/25	4,870	5,594
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution, Series CC,
5.00%, 6/15/25	4,000	4,809
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/27	1,140	1,436
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/26	2,000	2,160
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A,
5.00%, 11/1/23	960	1,028

TAX-EXEMPT FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
New York – 11.0%continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series D, Fiscal 2013,
5.00%, 11/1/22	$1,290	$1,432
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	4,081
New York State Dorm Authority State Personal Income Tax General Purpose Revenue Bonds, Series D, Unrefunded Balance,
5.00%, 2/15/23	2,890	3,128
5.00%, 2/15/27	1,225	1,323
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	550	637
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
2/15/26(5)	7,000	8,518
New York State Dorm Authority State Supported Debt Third General Resolution Revenue Bonds, State University,
5.00%, 5/15/26	2,840	3,099
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.10%, 5/1/23	2,000	2,010
2.13%, 11/1/23	1,000	1,011
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J,
2.50%, 5/1/22	3,500	3,517
New York State Housing Finance Agency Variable Refunding Bonds, Affordable Housing (SonyMA Insured),
1.88%, 11/1/21(1) (2) (3)	3,000	3,003
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
New York – 11.0%continued
New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A,
5.00%, 3/15/23	$3,585	$3,823
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	10,000	11,190
5.00%, 3/15/28	2,175	2,423
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	7,500	8,334
		99,590
North Carolina – 0.1%
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,000	1,094
North Dakota – 0.0%
City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A,
3.00%, 5/1/25	220	235
Ohio – 2.8%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Build America Bonds, Combined Hydroelectric Projects,
2.25%, 8/15/21(1) (2) (3)	1,000	1,008
Butler County Hospital Facilities Revenue Refunding Bonds, UC Health,
5.00%, 11/15/24	1,500	1,749
Columbus G.O. Limited Bonds, Series B,
5.00%, 4/1/23	1,690	1,900
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/24	1,500	1,742
5.00%, 4/1/27	3,650	4,569
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,198

NORTHERN FUNDS QUARTERLY REPORT     63    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Ohio – 2.8%continued
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	$750	$773
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 9/15/20	3,330	3,421
Ohio State G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	6,320	7,394
Ohio State Water Development Authority Revenue Refunding Bonds, Drinking Water Assistance,
5.00%, 6/1/26	1,065	1,310
		25,064
Oklahoma – 0.2%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,198
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
2.00%, 8/1/20	1,000	1,005
		2,203
Oregon – 1.4%
Clackamas County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/25	1,425	1,710
Marion & Polk Counties School District No. 24J Salem-Keizer School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	1,000	1,202
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/21	905	969
Portland Sewer System Revenue Refunding Bonds, Series A, Second Lien,
5.00%, 3/1/26	3,100	3,780
Portland Water System Revenue Refunding Bonds, Second Lien,
5.00%, 10/1/27	1,640	1,836
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Oregon – 1.4%continued
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 6/15/24	$3,255	$3,481
		12,978
Pennsylvania – 0.5%
Delaware River Joint Toll Bridge Commission Bridge System Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	1,000	1,202
Easton Area School District Refunding G.O. Limited Bonds, Series A (State Aid Withholding),
4/1/26(5)	1,350	1,552
Octorara Area School District G.O. Limited Refunding Bonds (AGM State Aid Withholding),
4/1/23(5)	775	840
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	1,000	1,056
		4,650
Rhode Island – 0.5%
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series E,
5.00%, 1/15/28	3,660	4,612
South Carolina – 1.6%
Aiken County Consolidated School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 4/1/20	3,530	3,563
Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/20	4,175	4,201
Patriots Energy Group Financing Agency Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	5,000	5,451
South Carolina State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 4/1/25	1,010	1,209
		14,424

TAX-EXEMPT FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Tennessee – 3.1%
Chattanooga G.O. Unlimited Bonds, Series A,
5.00%, 2/1/21	$1,450	$1,511
Chattanooga G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/1/21	950	990
5.00%, 2/1/23	940	1,051
Hamilton County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/25	5,930	7,096
Hardin County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 6/1/24	540	628
Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	6,055	6,863
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	3,000	3,449
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 9/1/25	4,045	4,898
Tennessee State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/25	1,300	1,570
		28,056
Texas – 6.9%
Arlington Water & Wastewater System Revenue Refunding Bonds, Series B,
3.00%, 6/1/20	1,605	1,618
Beaumont Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/23	1,150	1,285
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/20	2,000	2,035
Boerne Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/1/26	1,335	1,620
Coppell Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,460	3,097
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Texas – 6.9%continued
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(1) (2) (3)	$4,250	$4,243
Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.),
5.00%, 8/15/29	615	691
Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,685	2,946
Fort Bend Independent School District Refunding G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/24	1,000	1,172
Garland G.O. Limited Refunding Bonds,
5.00%, 2/15/20	2,390	2,401
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien,
5.00%, 5/15/20	1,560	1,582
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 1.45%, 8/16/21(1) (3)	2,000	2,000
Laredo Certificates Obligation G.O. Limited Bonds,
5.00%, 2/15/23	500	556
5.00%, 2/15/26	605	725
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	979
Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,135
Leander Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/20	1,600	1,629
Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,330	1,513

NORTHERN FUNDS QUARTERLY REPORT     65    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Texas – 6.9%continued
Northside Texas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 8/15/20	$2,000	$2,036
1.60%, 8/1/24(1) (2) (3)	1,500	1,506
Plano Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/20	1,210	1,215
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(1) (2) (3)	2,000	2,018
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	645	707
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/28	915	1,154
Texas State TRANS,
4.00%, 8/27/20	10,500	10,696
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/22	1,420	1,571
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/25	2,500	2,891
Texas State Water Financial Assistance Variable G.O. Unlimited Refunding Bonds,
1.85%, 8/1/22(1) (2) (3)	2,000	2,005
University of Texas University Revenue Bonds, Series J,
5.00%, 8/15/26	2,000	2,467
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	537
Wylie Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
4.00%, 8/15/20	2,180	2,219
		62,249
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Utah – 1.0%
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
5.00%, 6/15/21	$2,650	$2,801
Canyons School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
4.00%, 6/15/24	5,625	6,017
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	45
5.00%, 10/1/28	30	30
		8,893
Virginia – 2.4%
Arlington County G.O. Unlimited Bonds,
5.00%, 8/15/24	1,570	1,846
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System,
5.00%, 5/15/23(1) (2) (3)	10,000	11,235
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 10/1/25	5,000	5,894
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,338
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program),
5.00%, 11/1/22	1,110	1,232
		21,545
Washington – 4.9%
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,623

TAX-EXEMPT FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Washington – 4.9%continued
Franklin County School District No.1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	$1,200	$1,408
King County School District No. 411 Issaquah Refunding G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/24	1,045	1,161
Pierce County School District No. 403 Bethel G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 6/1/24	3,500	3,920
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,761
Snohomish & Island Counties School District No. 401 Stanwood G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/15/25	1,000	1,210
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	806
Snohomish County School District No. 201 Washington G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
4.00%, 12/1/27	1,000	1,024
Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/23	685	784
Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program),
4.25%, 12/1/28	2,445	2,614
Washington State G.O. Unlimited Bonds, Motor Vehicle Fuel Tax & Vehicle,
5.00%, 6/1/26	4,305	5,287
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Washington – 4.9%continued
Washington State G.O. Unlimited Bonds, Series 2020A,
5.00%, 8/1/25	$7,500	$9,034
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/25	1,000	1,095
5.00%, 7/1/26	5,000	5,476
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/24	750	821
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B,
5.00%, 7/1/25	2,500	2,548
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	2,007
		44,579
West Virginia – 0.8%
West Virginia State G.O. Unlimited Bonds, State Road Bonds,
5.00%, 6/1/26	3,830	4,696
West Virginia State University Revenue Bonds, Series B, Virginia University Projects,
4.75%, 10/1/28	2,595	2,749
		7,445
Wisconsin – 3.5%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	206
City of Madison Wisconsin G.O. Unlimited Promissory Notes, Series A,
2.00%, 10/1/24	475	493
Fox Valley Technical College District School Facilities G.O. Unlimited Bonds, Series C,
3.00%, 12/1/27	2,500	2,609
Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20,
3.00%, 4/1/26	825	895

NORTHERN FUNDS QUARTERLY REPORT     67    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 84.4% continued
Wisconsin – 3.5%continued
Janesville G.O. Unlimited Promissory Notes, Series A,
2.00%, 2/1/22	$455	$463
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/25	2,500	2,816
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3,
5.00%, 11/1/25	3,925	4,345
Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	1,000	1,001
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,903
Wisconsin State Transportation Revenue Refunding Bonds, Series 1,
5.00%, 7/1/24	5,000	5,845
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Unrefunded Balance,
5.00%, 7/1/25	7,505	8,488
		32,064
Total Municipal Bonds
(Cost $750,714)		763,889

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.1%
Northern Institutional Funds - Municipal Portfolio (Shares), 1.33%(6) (7)	25,000,000	$25,000
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(6) (7)	12,619,279	12,619
Total Investment Companies
(Cost $37,619)		37,619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 11.3%
Alvin Independent School District Schoolhouse G.O. Unlimited Bonds, Series A (PSF, Gtd.), 4.00%, 2/15/20	$2,250	$2,258
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.3% continued
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-2, Yale University, 5.00%, 7/1/20(1) (2) (3)	$3,915	$3,990
Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass, 1.90%, 3/17/20(1) (2) (3)	5,000	5,006
Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 5.00%, 2/15/20	1,365	1,371
Illinois State Educational Facilities Authority Revenue Bonds, Series B, University of Chicago, 1.88%, 2/13/20(1) (2) (3)	6,500	6,505
Illinois State Finance Authority Variable Revenue Refunding Bonds, Northwestern Memorial Hospital, 1.13%, 1/3/20(1) (3) (8)	8,000	8,000
New York Adjustable G.O. Unlimited Bonds, Series 1, Subseries I-2, 1.12%, 1/3/20(1) (3) (8)	1,325	1,325
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series DD-2, Second Generation Resolution, 1.12%, 1/3/20(1) (3) (8)	15,100	15,100
New York City Municipal Water Finance Authority Water & Sewer System Variable Revenue Bonds, Second General Resolution, 0.92%, 1/3/20(1) (3) (8)	3,000	3,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 1.12%, 1/3/20(1) (3) (8)	13,000	13,000
New York City Transitional Finance Authority Revenue Adjustable Future Tax Secured Subordinate Revenue Bonds, 1.12%, 1/3/20(1) (3) (8)	2,700	2,700
New York Variable G.O. Unlimited Bonds, Subseries E-5 (TD Bank N.A. LOC), 1.40%, 1/3/20(1) (3) (8)	10,000	10,000

TAX-EXEMPT FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.3% continued
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.), 2.13%, 8/1/20(1) (2) (3)	$2,130	$2,131
Ohio State University Variable Revenue Bonds, Series B-1, 1.15%, 1/10/20(1) (3) (8)	3,725	3,725
Texas State Multi-Mode-Mobility Fund G.O. Unlimited Bonds, Series B-R, 1.41%, 1/10/20(1) (3) (8)	7,000	7,000
Texas State Veterans Variable G.O. Unlimited Bonds, 1.38%, 1/10/20(1) (3) (8)	5,000	5,000
Travis County Certificates of Obligation G.O. Limited Bonds, Series B, 2.00%, 3/1/20	1,145	1,147
Triborough Bridge & Tunnel Authority Variable Revenue Refunding Bonds, General-Subseries B-2 (Citibank N.A. LOC), 0.90%, 1/3/20(1) (3) (8)	10,965	10,965
Total Short-Term Investments
(Cost $102,197)		102,223

Total Investments – 99.8%
(Cost $890,530)		903,731
Other Assets less Liabilities – 0.2%		1,504
NET ASSETS – 100.0%		$905,235

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2019 is disclosed.
(8)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

GAAP - Generally Accepted Accounting Principles

Gtd. - Guaranteed

HFA - Housing Finance Authority

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SonyMA - State of New York Mortgage Agency

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     69    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	December 31, 2019 (UNAUDITED)
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	24.9%
AA	59.5
A	6.9
A1+ (Short Term)	3.0
A1 (Short Term)	0.6
A2 (Short Term)	0.2
BBB	0.1
Not Rated	0.6
Cash Equivalents	4.2
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
General	17.4%
General Obligation	31.2
Medical	5.1
School District	13.6
Transportation	10.1
Water	7.0
All other sectors less than 5%	15.6
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$763,889	$—	$763,889
Investment Companies	37,619	—	—	37,619
Short-Term Investments	—	102,223	—	102,223
Total Investments	$37,619	$866,112	$—	$903,731

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - Municipal Portfolio (Shares)	$25,000	$—	$—	$237	$25,000	25,000,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,312	539,340	541,033	441	12,619	12,619,279
	$39,312	$539,340	$541,033	$678	$37,619	37,619,279
TAX-EXEMPT FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-EXEMPT FUND	December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 85.6%
Alabama – 1.1%
Birmingham Convertible G.O. Unlimited CABS, Series A,
5.00%, 3/1/27	$1,000	$1,116
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1) (2) (3)	5,000	5,178
City of Madison Board of Education Special Tax School Warrants,
4.00%, 2/1/44	5,040	5,609
3.00%, 2/1/49	2,715	2,678
Elmore County Board of Education Revenue Refunding Warrants Bonds,
3.00%, 8/1/44	2,000	1,991
		16,572
Arizona – 2.3%
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	2,000	2,361
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,408
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
7/1/50(4)	3,000	3,310
Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),
6/1/39(4)	2,500	3,139
Phoenix Civic Improvement Corp. District Revenue Convertible CABS, Series B, Civic Plaza Project (NATL Insured),
5.50%, 7/1/38	5,000	7,373
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,708
Pinal County Revenue Obligations Pledged Revenue Bonds,
3.00%, 8/1/44	3,000	3,039
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Arizona – 2.3%continued
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Salt River Project,
3.00%, 1/1/49	$4,000	$4,038
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,237
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,000	2,019
		35,632
California – 6.4%
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,000	1,144
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	867
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/38	5,000	5,745
California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure,
5.00%, 6/1/43	1,500	1,808
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	5,000	5,976
5.00%, 5/15/43	2,000	2,368
California State University Revenue Bonds, Series A,
5.00%, 11/1/37	1,110	1,422
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	6,050

NORTHERN FUNDS QUARTERLY REPORT     71    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
California – 6.4%continued
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/32	$1,000	$1,168
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006,
6.00%, 5/1/34	2,500	3,017
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	1,000	1,170
Lancaster Financing Authority Revenue Bonds, Measure M & R Street Improvements Project,
4.00%, 6/1/49	3,000	3,355
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,499
5.00%, 5/15/43	5,000	6,224
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,686
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/39	1,200	1,508
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,705
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	6,149
5.00%, 7/1/49	4,000	4,976
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,552
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(5)	2,000	965
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
California – 6.4%continued
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	$2,500	$2,734
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,193
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,305
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	2,500	3,061
5.00%, 5/1/42	1,500	1,770
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	3,000	3,617
4.00%, 5/1/50	1,500	1,655
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,
5.00%, 5/1/36	3,300	4,181
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/40	4,510	5,684
San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 9/1/45	2,000	2,471
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(6)	1,100	1,183
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
(Step to 5.13% on 8/1/23), 1.44%, 8/1/41(7)	3,200	3,357
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/43	2,000	2,452
		100,092

TAX-EXEMPT FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Colorado – 3.4%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	$4,775	$5,768
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Prerefunded (State Aid Withholding),
5.25%, 12/1/26(6)	225	279
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	6,351
Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	11,361
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,962
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A-1, Commonspirit Health,
4.00%, 8/1/44	1,000	1,072
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	4,062
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,381
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(5)	2,750	1,508
0.00%, 8/1/39(5)	2,805	1,402
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,767
Denver City & County School District No.1 COPS, Series B,
5.25%, 12/1/40	1,805	1,885
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Colorado – 3.4%continued
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	$5,000	$5,923
Jefferson County School District No.R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	6,243
		52,964
Connecticut – 0.7%
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,481
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	3,102
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,654
		10,237
District of Columbia – 1.7%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	6,087
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,146
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,923
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,415
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,000	5,475
5.00%, 10/1/40	1,910	2,331
5.00%, 10/1/43	4,000	4,768

NORTHERN FUNDS QUARTERLY REPORT     73    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
District Of Columbia – 1.7%continued
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	$1,800	$2,179
		27,324
Florida – 7.5%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,943
Broward County Airport System Revenue Bonds, Series A (AMT),
4.00%, 10/1/44	3,000	3,300
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,747
Broward County Port Facilities Revenue Refunding Bonds, Series A, Prerefunded (AGM Insured),
5.00%, 9/1/21(6)	1,495	1,589
Broward County Port Facilities Revenue Refunding Bonds, Series A, Unrefunded Balance (AGM Insured),
5.00%, 9/1/24	410	435
5.00%, 9/1/25	330	350
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 9/1/21(6)	1,680	1,779
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	820	868
Broward County Port Facilities Revenue, Series A,
5.00%, 9/1/39	3,855	4,764
5.00%, 9/1/44	5,000	6,097
Central Expressway Authority Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	5,000	6,067
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,317
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	1,000	1,284
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Florida – 7.5%continued
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	$2,500	$2,567
4.00%, 7/1/38	295	337
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Florida Institute of Technology,
4.00%, 10/1/44	1,750	1,857
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/49	3,000	3,514
Florida State Turnpike Authority Revenue Bonds, Series A, Department of Transportation (NATL Insured),
3.00%, 7/1/29	5,000	5,006
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,234
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,309
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,825
Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,
5.50%, 10/1/20(6)	2,500	2,581
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	530
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,308
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,750

TAX-EXEMPT FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Florida – 7.5%continued
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	$4,025	$4,499
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	10,787
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B,
4.00%, 10/1/44	5,000	5,585
5.00%, 10/1/44	8,000	9,798
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(6)	75	80
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	5,237
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,595
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,626
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,106
		117,671
Georgia – 2.0%
Atlanta Airport Revenue Bonds, Series B (AMT),
5.00%, 7/1/31	2,755	3,457
Forsyth County Water & Sewerage Authority Revenue Refunding Bonds,
3.00%, 4/1/49	1,500	1,526
Fulton County Development Authority Revenue Bonds, Piedmont Healthcare, Inc. Project,
3.00%, 7/1/44	3,000	2,962
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	5,000	5,093
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Georgia – 2.0%continued
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	$5,000	$6,252
Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds,
5.00%, 8/1/29	2,000	2,634
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	591
5.00%, 5/15/49	1,000	1,363
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	1,650	1,799
Metropolitan Atlanta Rapid Transit Authority Sales TRB, Series A,
3.25%, 7/1/47	2,735	2,825
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,816
		31,318
Hawaii – 1.2%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,078
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,743
Hawaii State G.O. Unlimited Bonds, Series FW,
5.00%, 1/1/39	3,000	3,731
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,444
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.62%, 9/1/20(1) (3)	3,500	3,500
Honolulu City & County Wastewater System First Bond Resolution Revenue Bonds, Series A,
4.00%, 7/1/44	1,000	1,127
		19,623

NORTHERN FUNDS QUARTERLY REPORT     75    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Idaho – 0.1%
Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/43	$2,000	$2,211
Illinois – 4.6%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,774
Chicago O'Hare International Airport General Revenue Bonds, Series D, Senior Lien,
5.00%, 1/1/39	1,015	1,110
Chicago O'Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/41	3,100	3,601
Chicago O'Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,150
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/38	5,000	5,476
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,895
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,495
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,928
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,515
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(6)	5,000	5,306
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Illinois – 4.6%continued
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/37	$5,745	$6,538
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,366
5.00%, 1/1/44	2,500	2,850
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,000	1,134
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,177
Illinois State Toll Highway Authority Revenue Bonds, Series A,
4.00%, 1/1/37	2,000	2,297
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	5,000	5,819
Morton Grove-Niles Water Commission G.O. Unlimited Bonds, Alternate Revenue Source, Series A,
5.00%, 12/1/41	1,635	1,935
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,658
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,329
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,808
		72,161
Indiana – 0.8%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	3,150	3,350
4.25%, 10/1/44	3,000	3,245

TAX-EXEMPT FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Indiana – 0.8%continued
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	$2,900	$3,135
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,445
		12,175
Iowa – 0.5%
PEFA, Inc. Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	7,000	8,287
Kansas – 0.3%
Lyon County Kansas Unified School District No. 253 G.O. Unlimited Bonds,
3.00%, 9/1/44	4,500	4,531
Kentucky – 1.7%
Carroll County Kentucky Environmental Facilities Revenue Bonds, Series A (AMT), Kentucky Utilities Company Project,
1.75%, 9/1/26(1) (2) (3)	1,500	1,490
Carroll County Kentucky PCR Refunding Bonds, Series A, Kentucky Utilities Company Project,
1.55%, 9/1/26(1) (2) (3)	3,750	3,717
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,482
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/44	3,500	4,125
5.00%, 8/1/49	3,000	3,502
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C,
4.00%, 2/1/28(1) (2) (3)	5,000	5,717
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Kentucky – 1.7%continued
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	$2,000	$2,127
		26,160
Louisiana – 1.3%
Lafayette Parish School Board Sales TRB,
5.00%, 4/1/48	2,165	2,540
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,272
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A, First Lien,
4.50%, 5/1/39	2,500	2,767
4.00%, 5/1/41	5,000	5,391
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/31	1,510	1,838
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,887
		20,695
Maryland – 0.3%
Baltimore County Metropolitan District 81st Issue G.O. Unlimited Bonds,
4.00%, 3/1/39	2,500	2,856
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,235
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,296
		5,387
Massachusetts – 4.3%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	4,055

NORTHERN FUNDS QUARTERLY REPORT     77    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Massachusetts – 4.3%continued
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	$2,800	$3,039
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	2,500	2,065
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,589
Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program),
5.00%, 5/1/39	1,000	1,135
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Refunding Bonds, Senior Series A,
5.00%, 1/1/35	5,500	6,864
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/40	7,195	10,395
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/36	445	541
5.00%, 7/1/38	340	410
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,074
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,167
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,425
Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien,
5.00%, 5/15/43	3,015	3,353
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/36	1,500	1,809
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Massachusetts – 4.3%continued
5.00%, 11/15/39	$2,500	$2,994
Massachusetts State Special Obligation Dedicated Refunding Revenue Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,430
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	7,820	9,368
Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program, Prerefunded,
5.00%, 6/1/21(6)	5,000	5,276
Massachusetts State Transportation Fund Revenue Refunding Bonds, Series A,
5.00%, 6/1/43	1,000	1,208
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,779
		66,976
Michigan – 1.8%
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,189
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,332
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,733
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,343
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
3.00%, 12/1/49	3,500	3,405

TAX-EXEMPT FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Michigan – 1.8%continued
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	$5,000	$5,688
Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,437
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,325
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,111
		28,563
Minnesota – 0.3%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	341
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
4.00%, 8/1/28	5,000	5,081
		5,422
Missouri – 1.8%
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	1,820	2,029
Metropolitan Saint Louis Sewer District Wastewater System Revenue Bonds, Series B,
5.00%, 5/1/49	1,750	2,149
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/30	3,245	4,026
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,177
5.00%, 5/1/45	5,000	5,781
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Missouri – 1.8%continued
Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project,
2.90%, 9/1/33	$5,000	$5,104
Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series B-R, Union Electric Co. Project,
2.90%, 9/1/33	3,000	3,062
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,897
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,513
		27,738
Montana – 0.1%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	95	101
Montana Facility Finance Authority Revenue Refunding Bonds, Series A, Social Health System,
4.00%, 1/1/38	1,250	1,422
		1,523
Nebraska – 1.3%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,188
5.00%, 11/15/37	1,000	1,182
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,534
5.00%, 2/1/42	4,250	5,126

NORTHERN FUNDS QUARTERLY REPORT     79    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Nebraska – 1.3%continued
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(6)	$2,210	$2,387
University of Nebraska Facilities Corp. Taxable Revenue Refunding Bonds, Series B,
2.82%, 10/1/34	5,000	4,917
		20,334
Nevada – 0.8%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,455
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	2,000	2,230
4.00%, 6/15/38	4,000	4,414
		12,099
New Jersey – 0.7%
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
4.00%, 6/15/44	2,250	2,351
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB,
4.00%, 6/15/44	5,000	5,224
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	2,500	2,928
		10,503
New Mexico – 0.1%
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A,
5.00%, 5/1/25(1) (2) (3)	2,000	2,332
New York – 15.2%
Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (AGM, CR Insured),
5.00%, 11/15/38	2,000	2,476
5.00%, 11/15/40	2,430	2,989
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
New York – 15.2%continued
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(6)	$5,000	$5,186
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.00%, 11/15/34	2,000	2,345
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,224
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,742
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	6,115
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA,
5.00%, 6/15/32	10,000	10,538
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,483
5.00%, 6/15/39	1,800	2,173
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,335
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	3,500	4,364

TAX-EXEMPT FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
New York – 15.2%continued
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	$3,000	$3,626
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,507
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	304
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	7,485	8,931
5.00%, 2/1/43	8,310	9,858
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries A2,
5.00%, 5/1/38	1,780	2,208
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	10,000	10,128
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,049
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	594
New York G.O. Unlimited Bonds, Fiscal 2020, Series B-1,
5.00%, 10/1/39	3,000	3,751
New York G.O. Unlimited Bonds, Series E-1,
4.00%, 3/1/42	2,500	2,784
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,734
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
New York – 15.2%continued
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/43	$2,000	$2,413
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Memorial Sloan Kettering Cance,
4.00%, 7/1/38	3,000	3,467
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	165	165
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,131
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	763
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	5,639
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 2,
5.00%, 3/15/35	4,250	5,315
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	3,077
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/38	5,090	6,137
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/38	5,000	6,284
5.25%, 3/15/39	2,000	2,505
4.00%, 3/15/43	3,000	3,347

NORTHERN FUNDS QUARTERLY REPORT     81    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
New York – 15.2%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
2/15/47(4)	$5,000	$5,613
2/15/48(4)	10,000	12,346
2/15/49(4)	5,000	4,999
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/35	1,000	1,044
3.25%, 3/15/36	5,035	5,245
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	4,814
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	7,152
New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,
5.00%, 8/15/37	1,200	1,468
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/41	10,000	10,504
New York State Environmental Facilities Corp. State Clean & Drinking Water Subordinate Revenue Refunding Bonds, Series B,
5.00%, 6/15/44	3,000	3,726
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	1,073
New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,
4.00%, 1/1/39	2,975	3,369
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
New York – 15.2%continued
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	$50	$57
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,308
New York State Urban Development Corp. Refunding Personal Income TRB,
5.00%, 3/15/20	2,500	2,520
New York State Urban Development Corp. Sales Tax Revenue Refunding Bonds, Series A, Bidding Group 3,
3.00%, 3/15/49	5,000	5,020
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,373
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),
4.00%, 11/1/59	2,500	2,727
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,389
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,245
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/31	500	585
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
9/1/40(4)	1,250	1,385
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,975
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	3,082

TAX-EXEMPT FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
New York – 15.2%continued
5.00%, 12/15/40	$1,000	$1,230
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,947
Westchester County G.O. Limited Bonds, Series A,
4.00%, 12/1/29	625	738
		239,621
North Carolina – 1.2%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,003
4.00%, 6/1/49	5,700	6,365
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	2,000	2,005
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,594
North Carolina State Housing Finance Agency Homeownership Revenue Bonds, Series 43 (GNMA, FNMA, FHLMC Insured),
7/1/43(4)	1,000	991
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	604
4.00%, 1/1/55	500	550
		19,112
Ohio – 3.1%
Franklin County Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/49	1,500	1,652
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project,
5.00%, 11/15/49	5,000	7,241
Liberty-Benton Local School District G.O. Unlimited Bonds (School District Credit Program),
4.00%, 11/1/44	1,975	2,209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Ohio – 3.1%continued
Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network,
5.00%, 8/1/49	$2,000	$2,347
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/34	5,780	7,061
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,131
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B,
3.00%, 12/1/33	2,000	2,135
5.00%, 12/1/38	8,990	11,393
Ohio Turnpike & Infrastructure Commission Senior Lien Revenue Bonds, Series A,
5.00%, 2/15/48	10,000	11,012
Upper Arlington Special Obligation Non-Tax Revenue Bonds, Lane Avenue Mixed-Use Development,
3.00%, 12/1/44	3,370	3,407
		49,588
Oklahoma – 0.4%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	4,000	4,309
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	2,000	2,221
		6,530
Oregon – 1.9%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(5)	7,500	3,871
Clackamas County School District No.62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(5)	1,000	551

NORTHERN FUNDS QUARTERLY REPORT     83    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Oregon – 1.9%continued
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	$1,100	$1,295
Oregon State Department of Transportation Highway User Tax Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/42	5,000	6,274
Oregon State G.O. Unlimited Bonds, Series K,
5.00%, 11/1/44	1,500	1,878
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
4.00%, 7/1/44	1,685	1,885
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,419
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	4,216
Tri-County Metropolitan Transportation District Revenue Bonds, Series A,
3.00%, 9/1/44	5,000	5,098
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,442
		29,929
Pennsylvania – 2.3%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	5,522
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	956
5.00%, 5/1/35	865	1,002
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Pennsylvania – 2.3%continued
Franklin Regional School District G.O. Limited Bonds (State Aid Withholding),
4.00%, 5/1/46	$2,000	$2,206
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
4.00%, 8/15/44	8,615	9,545
4.00%, 8/15/49	3,500	3,853
5.00%, 8/15/49	5,000	6,035
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,987
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/33	1,500	1,905
Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 3/1/43	1,500	1,686
		36,902
Rhode Island – 0.4%
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,824
South Carolina – 1.3%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	5,820	6,917
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 1.64%, 10/1/22(1) (3)	9,950	9,961
Spartanburg County School District No. 7 G.O. Unlimited Bonds, Series D (SCSDE Insured),
5.00%, 3/1/43	2,960	3,624
		20,502

TAX-EXEMPT FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Tennessee – 1.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	$1,500	$1,795
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
4.00%, 7/1/49	2,000	2,204
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	135	139
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	240	253
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 9/1/34	5,000	6,211
Tennessee State School Bond Authority Revenue Bonds, Higher Educational Facilities Second Program (State Higher Education Intercept Program),
5.00%, 11/1/44	5,385	6,754
Williamson County District School G.O. Unlimited Bonds,
5.00%, 4/1/30	3,910	5,059
		22,415
Texas – 6.8%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	598
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	750	862
Dallas Waterworks & Sewer System Revenue Bonds, Series C,
4.00%, 10/1/43	2,500	2,802
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,742
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,671
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Texas – 6.8%continued
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	$2,500	$3,018
Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.),
4.00%, 6/1/30	4,390	4,670
Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),
3.38%, 9/1/39	2,730	2,878
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/26	5,000	5,864
Texas State TRANS,
4.00%, 8/27/20	60,400	61,528
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
5.00%, 10/15/43	5,000	6,072
Texas State Water Development Board TRB, Series B,
3.03%, 10/15/39	750	740
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,500
University of Texas University Revenue Bonds, Series B,
5.00%, 8/15/49	5,500	8,399
		107,344
Utah – 1.0%
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
4.00%, 6/15/28	2,000	2,215
Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
3.00%, 6/1/30	3,330	3,556
Park City Sales TRB,
4.00%, 12/15/31	2,200	2,596
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	608

NORTHERN FUNDS QUARTERLY REPORT     85    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Utah – 1.0%continued
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	$3,000	$3,511
University of Utah Revenue Bonds, Series A,
5.00%, 8/1/29	1,700	2,223
Utah State Transit Authority Sales TRB, Senior Lien,
5.00%, 12/15/33	1,125	1,407
		16,116
Virginia – 0.4%
Norfolk G.O. Unlimited Bonds, Series A,
5.00%, 10/1/41	500	621
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	500	554
Virginia Housing Development Authority Revenue Bonds, Series E,
3.15%, 12/1/49	2,500	2,529
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/37	2,000	2,114
		5,818
Washington – 1.4%
Port of Seattle Revenue Refunding Bonds, Intermediate Lien (AMT),
5.00%, 4/1/44	1,500	1,793
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	656
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,771
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	2,230	2,779
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,689
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Washington – 1.4%continued
Washington State Housing Finance Commission SFM Revenue Refunding Bonds,
3.70%, 12/1/34	$20	$21
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,266
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,507
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,846
		22,328
West Virginia – 0.6%
West Virginia State G.O. Unlimited Bonds, State Road Bonds,
5.00%, 6/1/36	5,000	6,270
West Virginia State University Revenue Bonds, West Virginia University Project,
4.00%, 10/1/40	3,500	3,950
		10,220
Wisconsin – 1.1%
PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A,
3.00%, 10/23/20	2,500	2,536
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	4,000	4,418
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	3,000	3,552
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,216
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,561

TAX-EXEMPT FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.6% continued
Wisconsin – 1.1%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Rogers Memorial Hospital,
5.00%, 7/1/49	$2,000	$2,319
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,492
		18,094
Total Municipal Bonds
(Cost $1,306,415)		1,348,873

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.48%(8) (9)	131,896,697	$131,897
Total Investment Companies
(Cost $131,897)		131,897

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 7.3%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series G, Banner Health (Wells Fargo Bank N.A. LOC), 1.30%, 1/10/20(1) (3) (10)	$7,655	$7,655
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/20	2,095	2,143
Broward County School District Revenue TANS, 3.00%, 6/30/20	10,000	10,090
Clark County Passenger Facility Charge Revenue Refunding Bonds, Las Vegas Mccarran International, 5.00%, 7/1/20	10,000	10,190
Colorado State Educational Loan Program TRANS, Series A, 3.00%, 6/29/20	25,000	25,231
Colorado State General Fund TRANS, 3.00%, 6/26/20	11,550	11,655
Dallas County Hospital District G.O. Limited Refunding Bonds, 5.00%, 8/15/20	3,970	4,061
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3% continued
Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 1.30%, 1/10/20(1) (3) (10)	$4,790	$4,790
Massachusetts State G.O. Limited RANS Series B, 4.00%, 5/21/20	10,000	10,111
Miami-Dade County School District Revenue TANS, 3.00%, 2/27/20	10,000	10,028
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 1.12%, 1/3/20(1) (3) (10)	4,500	4,500
Orlando Utilities Commission Utility System Variable Revenue Refunding Bonds, Series B, 1.39%, 1/10/20(1) (3) (10)	10,000	10,000
Texas State A&M University Financing System Revenue Bonds, Series A, 4.00%, 5/15/20	3,805	3,846
Total Short-Term Investments
(Cost $114,278)		114,300

Total Investments – 101.3%
(Cost $1,552,590)		1,595,070
Liabilities less Other Assets – (1.3%)		(19,823)
NET ASSETS – 100.0%		$1,575,247

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2019.
(5)	Zero coupon bond.
(6)	Maturity date represents the prerefunded date.
(7)	Step coupon bond. Rate as of December 31, 2019 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2019 is disclosed.
(10)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

NORTHERN FUNDS QUARTERLY REPORT     87    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MBIA - Municipal Bonds Insurance Association

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At December 31, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:
QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	12.6%
AA	47.7
A	17.7
A1+ (Short Term)	4.8
A1 (Short Term)	3.7
A2 (Short Term)	0.2
BBB	3.6
Not Rated	1.4
Cash Equivalents	8.3
Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S& P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

TAX-EXEMPT FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

December 31, 2019 (UNAUDITED)
At December 31, 2019, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.6%
Education	5.4
General	22.3
General Obligation	9.5
Higher Education	7.1
Medical	6.8
School District	5.1
Short-Term Investments	8.3
Transportation	9.8
Water	9.2
All other sectors less than 5%	8.9
Total	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2019:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,348,873	$—	$1,348,873
Investment Companies	131,897	—	—	131,897
Short-Term Investments	—	114,300	—	114,300
Total Investments	$131,897	$1,463,173	$—	$1,595,070

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2019, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$91,486	$771,931	$731,520	$2,090	$131,897	131,896,697
NORTHERN FUNDS QUARTERLY REPORT     89    TAX-EXEMPT FIXED INCOME FUNDS